UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

ANNUAL REPORT

ALL AMERICA FUND
EQUITY INDEX FUND
MID-CAP EQUITY INDEX FUND
AGGRESSIVE EQUITY FUND
BOND FUND
MONEY MARKET FUND

DECEMBER 31, 2005

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Annual Report for the year ended December 31, 2005. The report includes important information regarding the performance and financial position of the Investment Company's Funds during 2005.

Although 2005 was a very eventful year, those events did not have a large impact on the economy or the markets. While the Gulf Coast and Florida suffered severely with a spate of hurricanes, the net result for the economy is likely to be neutral to positive given the flow of money unleashed for the relief efforts. It is also true that energy prices went higher and have stayed higher than expected, and that the consumer will be somewhat hampered as a result going forward. The Federal Reserve has continued to raise short-term interest rates, although that has not discernibly slowed the economy or corporate profits. Likewise, the Iraq war remains a source of emotional, psychological, and financial concern for America.

However, the remarkable thing about the U.S. domestic equity and longer term fixed income markets during 2005 is that despite some ups and downs in prices, there was very little change. For instance, the yield on the 10-Year Treasury Note finished the year at 4.39%, only 17 basis points higher than its 4.22% close on the last day of 2004 a year earlier. Also note that this 2004 close was only 3 basis points lower than the year-end 2003 close. Similarly, the equity markets, as represented by the S&P 500 showed little change over the full year 2005, advancing only 3.0% on a price basis and generating a modest total return of 4.9%. And the difference between the year's low and high price was only 12%, providing limited opportunity to generate outsized returns without taking on a high degree of timing and trading risk.

However, the one dramatic change that did occur in 2005 was a 133 basis point increase in the 2-Year Treasury note following a similar 125 basis point advance during 2004. This increase was driven by the steady, consistent 25 basis point hikes, from 1.00% to 4.25%, in the Fed Funds rate at each of the thirteen Federal Reserve Open Market Committee Meetings between June 2004 and December 2005. The Federal Reserve has added an additional increase early in 2006, so the Feds Fund Rate currently stands at 4.50%, resulting in the 2-Year Treasury note yielding more than the 10-Year Treasury note. This situation, referred to as an "inverted yield curve," has historically had a very high degree of correlation with subsequent economic slowdowns and recessions.

While it is not the intent of the Federal Reserve to create a recession, its rationale for engineering the rise in short rates over the past twenty months, besides moving back to "normal" from an unprecedented low Fed Funds rate, was to preclude the economy from overheating and, as a result, generating an acceleration in generalized inflation. The escalation in the price of oil and its derivatives put special emphasis on the potential for rising inflation. It is likely that the Federal Reserve did not expect longer term rates to remained essentially fixed as short rates rose, but rather to also increase, albeit at a slower pace. That didn't happen, at least to the degree that history would have suggested, and thus we have an inverted yield curve. The primary explanation for why long-term rates have not advanced is that a glut of global savings, especially in Asia, has prompted huge investments in U.S. bonds, the safest securities in the world, which also happened to offer the highest government yields in the developed markets, other than Australia and New Zealand.

With regards to the U.S. equity markets'muted advance, a variety of explanations have been offered, all of them reasonable and most of them representing a manifestation of "risk aversion." For instance, while corporate profits have continued to grow at double-digit rates for the past ten quarters, the price to earnings ratio of the equity market has continued to shrink, suggesting limited confidence in the sustainability of growth and the expectation that the cycle will end sooner rather than later, and perhaps abruptly and dramatically. The tendency of the market to focus on the problems rather than the strengths in the economy intimates fear as a greater motivator than greed. Some commentators have suggested this is the lingering effect of the bubble bursting in 2000. Thus, the constant expression of worry over high energy prices, the potential for a burst "housing bubble," the growing federal budget and trade deficits, and the persistent flow of bad news out of the Middle East. One can actually watch the markets respond to news as it is announced on an intra-day basis. While that is what markets always do to some extent, typical adjustments have tended to be incremental and generally moved in one direction or another for sustained periods. What we have been observing in this market cycle is a generalized lack of conviction in the sustainability of economic growth.

And yet, all the statistics make it evident that we are in the midst of a powerful economic expansion. The economy continues to grow at a very firm pace and corporate profits continue to advance at a double-digit rate and above expectations. Cash flow is up, balance sheets are very healthy, margins are at peak historical levels, employment continues to grow, incomes are rising, and consumers and businesses are spending. While short-term interest rates have continued to be raised by the Federal Reserve, markets have been very well prepared for the measured increases, and the economy has so far accommodated them well.

Likewise, the dramatic increase in the nominal cost of energy has so far been well accommodated by consumers and businesses, the former by cutting back a bit and the latter by passing on the cost increases where they can.

Despite a generally healthy tone to the economy, equity and fixed income markets have remained within narrow trading ranges, as noted previously. One possible reason is that both economic and profit growth are much more likely to slow than to accelerate over the next 6-12 months; frankly, it's difficult to imagine things getting much better than they are. Another is the heightened concern about the potential for inflation as the result of higher energy costs. Markets always oscillate around the questions of growth on the one hand and inflation on the other. The last 3-4 months have been a period of increased uncertainty regarding both. And with Chairman Greenspan's retirement, there is an added uncertainty regarding the course that will be taken by his successor, Ben Bernanke. Thus, markets mark time until the outlook clarifies.

The question is: Will the Fed be successful in curbing any potential for secular inflation without throwing the economy into recession?

In our opinion, there is a good probability that it will be successful. Over the next few months, the types of evidence that would support that conclusion include: Continued growth of employment; continued moderate "core" inflation; continued subdued wage growth and on-going productivity growth; continued consumer spending advances; and continued growth in capital expenditures. If we get these types of results, confidence will increase that interest rate increases are near an end. As a result, markets should respond positively.

For the stock market, valuation has become fairly attractive, especially relative to cash, bonds and housing prices. A "soft landing" with prospects for a longer period of growth, albeit moderate, could yield some multiple expansion along with further profit growth. For fixed income markets, yields will probably not decline much but should hold at higher levels. It is even possible that longer-term bonds would stage a modest rally, exacerbating the yield curve inversion, but one that would not necessarily derail the recovery. Note that the banking system has very successfully navigated a significant flattening of the yield curve with only limited damage to net interest margins, and lower long-term rates would alleviate some of the recent pressure on mortgage rates.

The risk is that the Fed chokes off the recovery by continuing to raise short-term rates to too high a level. It will continue to raise rates until it is convinced inflation is not a problem. It is very likely that the Fed would risk tipping the economy into recession if it believed inflation was spreading much beyond commodities and early players in the intermediate supply chains, and especially if there was evidence suggesting that wages and salaries were beginning to accelerate. So far, wages and salaries have only moved up modestly in line with typical cyclical advances, benefits have actually moderated, productivity remains positive, and union labor remains limited in power. If the economic expansion can persist, even at a reduced pace, financial markets can continue to generate positive returns, although they may remain in single digit territory.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2005

All America Fund	+ 3.75%
Equity Index Fund	+ 4.79%
Mid-Cap Index Fund	+12.47%
Aggressive Equity Fund	+ 5.55%
Bond Fund	+ 1.80%
Money Market Fund	+ 3.06%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

•  Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

•  Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared to an appropriate index.

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund (other than the Money Market Fund) and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500 Index®. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index® with the remaining 40% actively managed using four different investment approaches. The actively managed portion of the fund is approximately equally distributed among large-cap growth, small-cap growth, large-cap value and small-cap value.

The U. S. equity markets performed better in the second half of 2005 than in the first six months of the year, and produced modest returns for the full year. For 2005, large-cap value stocks performed best while small-cap value, large-cap growth and small-cap growth stocks under-performed the S&P 500 for the period. Concerns relating to rising interest rates, higher energy prices, and possible inflation have kept the equity markets in a narrow trading range for most of 2005.

The Fund's return for the twelve months ending December 31, 2005 was 3.75% versus the benchmark return of 4.91%. Most of the Fund's modest underperformance came from the large-cap growth component of the Fund, which was managed for the first seven months of the year by an independent sub-advisor, whose philosophy of managing highly volatile portfolios proved unsuitable for the low volatility market that existed in 2005. Mutual of America Capital Management Corporation assumed management of this component of the Fund on July 29, 2005.

All America Fund

Period	Growth	Total Return
Ended 12/31/2005	of $10,000	Cumu- lative	Average Annual
1 Year	$10,375	3.75%	3.75%
5 Years	$9,532	-4.68%	-0.95%
Since 5/1/96 (Inception)	$19,146	91.46%	6.95%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/2005	of $10,000	Cumu- lative	Average Annual
1 Year	$10,491	4.91%	4.91%
5 Years	$10,275	2.75%	0.54%
Since 5/1/96 (Inception)	$22,320	123.20%	8.66%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500 Index®, which consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the Index proportionate to its market value. The weightings make each company's influence on the Index's performance directly proportional to that company's market value.

The S&P 500 had a total return of 4.91% for 2005. The Energy sector was the stellar performer with a positive return of over 29% during 2005 with oil rising to a new all-time high of $70 a barrel in the wake of Hurricane Katrina and coming back down to $60 by year's end. Telecom was the worst performing sector with a return of -9% due to competitive pressures from the cable and satellite industry for market share. As the year came to a close, there were still concerns as to whether consumer spending would slow down considerably and whether rising interest rates could hold off the threat of higher inflation.

The Fund's performance for the year ended December 31, 2005 was 4.79%, in line with the benchmark return of 4.91%. Note that the Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund

Period	Growth	Total Return
Ended 12/31/2005	of $10,000	Cumu- lative	Average Annual
1 Year	$10,479	4.79%	4.79%
5 Years	$10,181	1.81%	0.36%
Since 5/3/99 (Inception)	$10,087	0.87%	0.13%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/2005	of $10,000	Cumu- lative	Average Annual
1 Year	$10,491	4.91%	4.91%
5 Years	$10,275	2.75%	0.54%
Since 5/3/99 (Inception)	$10,278	2.78%	0.41%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 MidCap Index®. The index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the index's performance directly proportional to that company's market value. The companies included in the index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 Index® continued to significantly outperform the S&P 500 Index® during 2005 with a return of 12.56% versus the S&P 500 return of 4.91%. For the fourth year in a row, the S&P 400 returned double-digit growth. Energy was the big story in 2005 with oil rising to an all-time high of $70 a barrel in the wake of Hurricane Katrina. It was also the top performing sector, with a 52% return for the year. Telecom was the only sector ending in negative territory, with a return of -10% due to competitive pressures from the cable and satellite industry for market share. As the year came to a close, there were still concerns as to whether consumer spending would slow down considerably and whether rising interest rates could hold off the threat of higher inflation.

The Mid-Cap Equity Index Fund's performance for the twelve-month period ending December 31, 2005 was 12.47%, in line with the 12.56% return of the S&P MidCap 400 Index®. Note that the performance of the Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Mid-Cap Equity Index Fund

Period	Growth	Total Return
Ended 12/31/2005	of $10,000	Cumu- lative	Average Annual
1 Year	$11,247	12.47%	12.47%
5 Years	$14,970	49.70%	8.40%
Since 9/1/00 (Inception)	$14,156	41.56%	6.73%

S & P Mid-Cap 400 Index

Period	Growth	Total Return
Ended 12/31/2005	of $10,000	Cumu- lative	Average Annual
1 Year	$11,256	12.56%	12.56%
5 Years	$15,108	51.08%	8.60%
Since 9/1/00 (Inception)	$14,428	44.28%	7.12%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

AGGRESSIVE EQUITY FUND

The objective of the Aggressive Equity Fund is to generate capital appreciation by investing in a combination of small-cap growth and value stocks, with the respective weightings to be determined by market conditions.

For the twelve months ended December 31, 2005, the small-cap Russell 2000® Index underperformed larger caps as measured by either the S&P 400 Index® or the S&P 500 Index®. For the year 2005, the best performing sectors for small-cap stocks were Energy and Utilities; the worst performer was Technology. All sectors, with the exception of Technology, contributed positively for the year, and overall value stocks outperformed growth stocks by a small margin in this segment of the market.

Over the twelve-month period ended December 31, 2005, the Fund returned 5.55% versus the 4.55% return for the Russell 2000 Index®. Stock selection was the primary driver of outperformance relative to the benchmark. Sectors contributing to the outperformance included Energy, Materials & Processing and Utilities. Sectors detracting from performance included Technology and Healthcare.

Aggressive Equity Fund

Period	Growth	Total Return
Ended 12/31/2005	of $10,000	Cumu- lative	Average Annual
1 Year	$10,555	5.55%	5.55%
5 Years	$11,161	11.60%	2.22%
Since 9/1/00 (Inception)	$10,409	4.09%	0.75%

Russell 2000 Index

Period	Growth	Total Return
Ended 12/31/2005	of $10,000	Cumu- lative	Average Annual
1 Year	$10,455	4.55%	4.55%
5 Years	$14,846	48.46%	8.22%
Since 9/1/00 (Inception)	$13,419	34.19%	5.67%

The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Fund returned 3.06% for the year ended December 31, 2005. Short-term rates continued to move higher during 2005 as the Federal Open Market Committee raised the Federal funds rate eight times, bringing it to 4.25% from 2.25% at the beginning of the year. The seven-day effective yield as of February 14, 2006 was 4.41%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the investor's investments in shares of the Money Market Fund.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

The shape of the yield curve changed dramatically during 2005. Even though the Federal Reserve continued to raise short-term rates while energy prices escalated and signs of inflation became more apparent, long-term rates actually declined. Three-month Treasury Bill yields rose from 2.21% on December 31, 2004 to 4.07% on December 31, 2005, while the yield on the two-year notes rose from 3.07% to 4.40%. At the same time, long Treasury rates declined from 4.83% to 4.54%.

The Bond Fund's return for the year ended December 31, 2005 was 1.80%, compared to 2.43% for the Lehman Brothers Aggregate Bond Index. The Fund maintained a shorter duration than the Index throughout the year, anticipating long rates to rise along with short rates. However, as noted above, while short-term rates increased by over 100 basis points, long-term rates actually came down, causing the Fund to return less than the Index. However, inflationary expectations might cause long rates to rise during 2006. As such, a defensive interest rate posture will be maintained and the majority of corporate bond positions will have maturities of less than five years.

Bond Fund

Period	Growth	Total Return
Ended 12/31/2005	of $10,000	Cumu- lative	Average Annual
1 Year	$10,180	1.80%	1.80%
5 Years	$12,740	27.40%	4.96%
Since 5/1/96 (Inception)	$16,115	61.15%	5.06%

Lehman Bros. Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/2005	of $10,000	Cumu- lative	Average Annual
1 Year	$10,243	2.43%	2.43%
5 Years	$13,302	33.02%	5.87%
Since 5/1/96 (Inception)	$18,621	86.21%	6.64%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2005

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit each Fund's total operating expenses to its investment management fees. This contractual obligation remains in effect for 2006 and will continue for each following calendar year unless the Advisor gives notice to the Investment Company within two weeks before the next calendar year begins.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2005 and held for the entire period ending December 31, 2005.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1 – December 31, 2005
Actual	$1,000.00	$1,058.62	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.34	$2.53

*  Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Equity Index Fund

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1 – December 31, 2005
Actual	$1,000.00	$1.056.94	$0.64
Hypothetical (5% return before Expenses)	$1,000.00	$1,024.26	$0.63

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Continued)

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1 – December 31, 2005
Actual	$1,000.00	$1,083.00	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.26	$0.63

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Aggressive Equity Fund

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1 – December 31, 2005
Actual	$1,000.00	$1,065.47	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.55	$4.30

*  Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Bond Fund

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1 – December 31, 2005
Actual	$1,000.00	$999.23	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.59	$2.28

*  Expenses are equal to the Fund's annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1 – December 31, 2005
Actual	$1,000.00	$1,017.81	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$1.01

*  Expenses are equal to the Fund's annual expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.6%)
Other Securities	19,583	$893,433
CONSUMER, CYCLICAL (5.9%)
Home Depot, Inc.	5,714	231,303
Time Warner, Inc.	12,542	218,732
Other Securities	83,394	2,776,554
		3,226,589
CONSUMER, NON-CYCLICAL (5.3%)
Altria Group, Inc.	5,601	418,507
Coca-Cola Co.	5,572	224,607
PepsiCo, Inc.	4,463	263,674
Proctor & Gamble Co.	9,016	521,846
Wal-Mart Stores, Inc.	6,720	314,496
Other Securities	34,863	1,147,182
		2,890,312
ENERGY (5.2%)
ChevronTexaco Corp.	6,043	343,061
ConocoPhillips	3,735	217,302
Exxon Mobil Corp.	16,738	940,173
Other Securities	22,256	1,324,832
		2,825,368
FINANCIAL (11.9%)
American Int'l. Group, Inc.	6,982	476,382
Bank of America Corp.	10,803	498,558
Citigroup, Inc.	13,608	660,396
J.P. Morgan Chase & Co.	9,412	373,562
Wachovia Corp.	4,179	220,902
Wells Fargo & Company	4,498	282,609
Other Securities	82,227	3,931,274
		6,443,683

* Non-income producing security.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (7.4%)
Amgen, Inc.*	3,311	$261,105
Johnson & Johnson	8,002	480,920
Pfizer, Inc.	19,829	462,412
UnitedHealth Group, Inc.	3,666	227,805
Other Securities	60,008	2,579,835
		4,012,077
INDUSTRIAL (6.4%)
General Electric Co.	28,422	996,191
United Parcel Service Cl B	2,971	223,271
Other Securities	46,951	2,280,892
		3,500,354
TECHNOLOGY (8.4%)
Cisco Systems, Inc.*	16,523	282,874
Dell, Inc.*	6,331	189,867
Hewlett-Packard Co.	7,707	220,651
IBM Corp.	4,249	349,268
Intel Corp.	16,218	404,801
Microsoft Corp.	24,625	643,944
Qualcomm, Inc.	4,423	190,543
Other Securities	121,322	2,288,553
		4,570,501
TELECOMMUNICATIONS (1.7%)
AT & T, Inc.	10,508	257,340
Verizon Communications	7,438	224,033
Other Securities	19,293	429,723
		911,096
UTILITIES (1.9%)
Other Securities	27,345	1,015,643
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $29,424,342 ) 55.7%		$30,289,056

				Face
	Rate	Maturity	Amount	Value
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. TREASURY BILL (a)	3.87%	03/30/06	$200,000	$198,039
U.S. GOVERNMENT AGENCIES (0.8%)
Federal National Mtge. Assoc.	3.25	01/03/06	460,000	459,875
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $657,961 ) 1.2%				657,914
TOTAL INDEXED ASSETS (Cost: $30,082,303) 56.9%				$30,946,970

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
3 S&P 500 Stock Index Futures Contracts	March 2006	$941,100	$(20,475)

Face value of futures purchased and oustanding as a percentage of net assets: 1.7%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.4%)
Other Securities	20,215	$753,372
CONSUMER, CYCLICAL (4.8%)
Other Securities	99,800	2,592,452
CONSUMER, NON-CYCLICAL (2.5%)
Proctor & Gamble Co.	5,460	316,025
Other Securities	30,275	1,043,047
		1,359,072
ENERGY (3.5%)
Exxon Mobil Corp.	6,690	375,777
Halliburton Co.	3,320	205,707
Range Resources Corp.	7,687	202,476
Transocean, Inc.*	2,730	190,254
Other Securities	28,576	906,538
		1,880,752
FINANCIAL (9.2%)
American Int'l. Group, Inc.	2,790	190,362
Bank of America Corp.	6,035	278,515
Citigroup, Inc.	6,961	337,817
Wells Fargo & Company	3,844	241,519
Other Securities	148,030	3,949,872
		4,998,085

* Non-income producing security.

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTHCARE (4.0%)
Amgen, Inc.*	2,670	$210,556
Johnson & Johnson	4,460	268,046
Pfizer, Inc.	6,770	157,876
Other Securities	49,950	1,552,509
		2,188,987
INDUSTRIAL (6.9%)
General Electric Co.	13,470	472,124
United Technologies Corp.	3,730	208,544
Other Securities	108,865	3,070,912
		3,751,580
TECHNOLOGY (6.5%)
Intel Corp.	7,740	193,190
Microsoft Corp.	11,450	299,418
Other Securities	161,716	3,046,743
		3,539,351
TELECOMMUNICATIONS (0.6%)
Other Securities	20,120	404,115
UTILITIES (1.3%)
Other Securities	21,614	701,605
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $20,571,509 ) 40.7%		$22,169,371

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.2%)
GSC Capital Corp	7.25%	07/15/10	$60,000	$60,000
Quanta Capital Holdings	0.00	—	1,660	41,500
				101,500
TOTAL LONG-TERM DEBT SECURITIES (Cost: $101,500 ) 0.2%				$101,500
	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.5%)
Federal National Mtge. Assoc.	3.25%	01/03/06	$800,000	$799,783
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $799,783 ) 1.5%				799,783
TEMPORARY CASH INVESTMENTS ** (Cost: $312,900) 0.6%				312,900
TOTAL INVESTMENTS (Cost: $51,867,995 ) 99.9%				54,330,524
OTHER NET ASSETS 0.1%				54,781
NET ASSETS 100.0%				$54,385,305

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2005 was 3.79%.

  The total value of non-income producing investments was $11,663,856, or 21.5%, of the Fund's total investments as of December 31, 2005.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (2.8%)
Other Securities	36,793	$1,678,148
CONSUMER, CYCLICAL (10.2%)
Comcast Corp. Cl A*	10,978	284,989
Home Depot, Inc.	10,739	434,715
Time Warner, Inc.	23,572	411,096
Other Securities	145,677	4,931,874
		6,062,674
CONSUMER, NON-CYCLICAL (9.2%)
Altria Group, Inc.	10,527	786,577
Coca-Cola Co.	10,468	421,965
PepsiCo, Inc.	8,388	495,563
Proctor & Gamble Co.	16,945	980,777
Wal-Mart Stores, Inc.	12,629	591,037
Other Securities	65,605	2,157,817
		5,433,736
ENERGY (9.0%)
ChevronTexaco Corp.	11,353	644,510
ConocoPhillips	7,018	408,307
Exxon Mobil Corp.	31,457	1,766,940
Schlumberger, Ltd.	2,978	289,313
Other Securities	38,935	2,205,129
		5,314,199
FINANCIAL (20.4%)
American Express Co.	6,277	323,014
American Int'l. Group, Inc.	13,122	895,314
Bank of America Corp.	20,303	936,983
Citigroup, Inc.	25,576	1,241,203
Goldman Sachs Group, Inc.	2,279	291,051
J.P. Morgan Chase & Co.	17,689	702,076
Merrill Lynch & Co., Inc.	4,646	314,674
Morgan Stanley	5,449	309,176
Wachovia Corp.	7,854	415,162
Wells Fargo & Company	8,454	531,165
Other Securities	130,990	6,152,276
		12,112,094
HEALTHCARE (12.7%)
Abbott Laboratories	7,837	309,013
Amgen, Inc.*	6,240	492,086
Johnson & Johnson	15,040	903,904
Lilly (Eli) & Co.	5,746	325,166

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (CONTINUED)
Medtronic, Inc.	6,106	$351,522
Merck & Co., Inc.	11,054	351,628
Pfizer, Inc.	37,266	869,043
UnitedHealth Group, Inc.	6,889	428,082
Wyeth	6,786	312,631
Other Securities	75,371	3,203,841
		7,546,916
INDUSTRIAL (11.1%)
3M Company	3,842	297,755
Boeing Co.	4,081	286,649
General Electric Co.	53,417	1,872,266
Tyco International, Ltd.	10,177	293,708
United Parcel Service Cl B	5,582	419,487
United Technologies Corp.	5,150	287,937
Other Securities	64,961	3,118,542
		6,576,344
TECHNOLOGY (14.5%)
Apple Computer, Inc.*	4,261	306,323
Cisco Systems, Inc.*	31,054	531,644
Dell, Inc.*	11,898	356,821
Hewlett-Packard Co.	14,484	414,677
IBM Corp.	7,985	656,367
Intel Corp.	30,480	760,781
Microsoft Corp.	46,280	1,210,222
Motorola, Inc.	12,592	284,453
Qualcomm, Inc.	8,312	358,081
Other Securities	211,255	3,712,123
		8,591,492
TELECOMMUNICATIONS (2.9%)
AT & T, Inc.	19,749	483,653
Sprint Nextel Corp.	14,936	348,905
Verizon Communications	13,978	421,017
Other Securities	21,329	459,206
		1,712,781
UTILITIES (3.2%)
Other Securities	51,415	1,909,724
TOTAL COMMON STOCKS (Cost: $54,974,333 ) 96.0%		$56,938,108

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (a)	3.87%	03/30/06	$200,000	$198,038
COMMERCIAL PAPER (3.3%)
Federal National Mtge. Assoc.	3.25	01/03/06	1,970,000	1,969,466
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,167,552 ) 3.6%				2,167,504
TEMPORARY CASH INVESTMENTS ** (Cost: $202,200) 0.4%				202,200
TOTAL INVESTMENTS (Cost: $57,344,085 ) 100.0%				59,307,812
OTHER NET ASSETS 0.0% (b)				7,616
NET ASSETS 100.0%				$59,315,428

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b)  Less than 0.05%

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2005 was 3.79%.

  The total value of non-income producing investments was $8,118,637, or 13.7%, of the Fund's total investments as of December 31, 2005.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
7 S&P 500 Stock Index Futures Contracts	March 2006	$2,195,900	$(47,775)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 3.7%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (5.3%)
Arch Coal, Inc.	2,938	$233,571
Lyondell Chemical Co.	9,315	221,883
Peabody Energy Corp.	5,967	491,800
Other Securities	67,976	1,912,638
		2,859,892
CONSUMER, CYCLICAL (13.9%)
Abercrombie & Fitch Co. Cl A	3,982	259,547
Advance Auto Parts*	4,913	213,519
Chico's FAS, Inc.*	8,221	361,149
Harman Intl. Inds	2,999	293,452
Michaels Stores, Inc.	6,071	214,731
Mohawk Industries, Inc.*	2,403	209,013
Williams-Sonoma, Inc.*	5,242	226,192
Other Securities	192,417	5,691,431
		7,469,034
CONSUMER, NON-CYCLICAL (2.1%)
Dean Foods Co.*	6,113	230,216
Other Securities	27,261	922,795
		1,153,011
ENERGY (7.1%)
Cooper Cameron Corp.*	5,121	212,009
ENSCO International, Inc.	6,960	308,676
Grant Prideco, Inc.*	5,839	257,617
NewField Exploration Company*	5,778	289,304
Noble Energy, Inc.	7,944	320,143
Patterson UTI Energy, Inc.	7,847	258,559
Pioneer Natural Resources Co.	5,841	299,468
Pride International, Inc.*	7,195	221,246
Smith International, Inc.	9,100	337,701
Other Securities	33,354	1,287,942
		3,792,665
FINANCIAL (17.6%)
Berkley (WR) Corp.	5,084	242,100
Commerce Bancorp, Inc. NJ	7,886	271,357
Developers Divers Rlty	4,947	232,608
Everest RE Group*	2,810	281,984
Fidelity Natl. Finl., Inc.	7,880	289,905
Legg Mason, Inc.	5,533	662,245
Mercantile Bankshares Corp.	3,730	210,521
Old Republic Intl. Corp.	8,321	218,509

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
Radian Group, Inc.	3,771	$220,943
Other Securities	194,674	6,785,694
		9,415,866
HEALTHCARE (10.6%)
Barr Pharmaceuticals, Inc.*	4,886	304,349
Health Net, Inc.*	5,200	268,060
Ivax Corp.*	9,945	311,577
Omnicare, Inc.	5,423	310,304
Sepracor, Inc.*	4,818	248,609
Varian Medical Systems, Inc.*	5,974	300,731
Other Securities	106,876	3,936,639
		5,680,269
INDUSTRIAL (13.7%)
C.H. Robinson Worldwide, Inc.	7,762	287,427
Expeditors Int'l Wash., Inc.	4,850	327,424
Fastenal Co.	5,634	220,796
Joy Global, Inc.	5,517	220,680
Precision Castparts Corp.	6,034	312,622
Republic Services, Inc.	5,544	208,177
Other Securities	162,861	5,800,838
		7,377,964
TECHNOLOGY (14.3%)
Cadence Design Systems, Inc.*	12,884	217,997
Cognizant Tech Solutions*	6,276	315,997
Harris Corp.	6,075	261,286
Lam Research Corp.*	6,176	220,360
Microchip Technology, Inc.	9,545	306,872
Sandisk Corp.*	8,361	525,238
Other Securities	304,029	5,804,534
		7,652,284
TELECOMMUNICATIONS (0.4%)
Other Securities	15,848	207,430
UTILITIES (7.4%)
Questar Corp.	3,869	292,883
Southwestern Energy Co.*	7,277	261,535
Other Securities	140,385	3,395,269
		3,949,687
TOTAL COMMON STOCKS (Cost: $42,088,351 ) 92.4%		$49,558,102

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	3.87%	03/30/06	$200,000	$198,004
COMMERCIAL PAPER (6.2%)
Federal National Mtge. Assoc.	3.25	01/03/06	3,310,000	3,309,103
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,507,189 ) 6.6%				3,507,107
TEMPORARY CASH INVESTMENTS** (Cost: $185,400 ) 0.3%				185,400
TOTAL INVESTMENTS (Cost: $45,780,939 ) 99.3%				53,250,609
OTHER NET ASSETS 0.7%				380,951
NET ASSETS 100.0%				$53,631,560

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2005 was 3.79%.

  The total value of non-income producing investments was $19,071,853, or 35.8%, of the Fund's total investments as of December 31, 2005.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
PURCHASED
10 S&P MidCap 400 Stock Index Futures Contracts	March 2006	$3,716,000	$(55,000)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 6.9%

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

	Shares	Value
COMMON STOCKS:
BASIC MATERIALS (4.0%)
Commercial Metals Co.	4,350	$163,299
Other Securities	21,410	564,694
		727,993
CONSUMER, CYCLICAL (10.6%)
Audiovox Corp. Cl A*	11,740	162,716
Crown Holdings, Inc.*	11,880	232,016
Gamestop Corp.*	5,151	163,905
Hibbett Sporting Goods, Inc.*	3,975	113,208
The Warnaco Group, Inc.*	4,041	107,976
Wolverine World Wide, Inc.	7,456	167,462
Other Securities	66,363	983,593
		1,930,876
CONSUMER, NON-CYCLICAL (3.0%)
Longs Drug Stores Corp.	3,720	135,371
Other Securities	18,999	421,833
		557,204
ENERGY (6.8%)
NS Group, Inc.*	6,230	260,476
Range Resources Corp.	12,020	316,607
Todco Cl A	3,540	134,732
Whittier Energy*	14,600	153,300
Other Securities	11,881	370,976
		1,236,091
FINANCIAL (23.3%)
Assured Guaranty Co.*	4,760	120,856
BankAtlantic Bancorp, Inc. A	8,730	122,220
Brookline Bankcorp	8,910	126,255
Equity Inns, Inc.	8,990	121,815
First Niagara Financial Grp.	7,890	114,168
First State Bank Corporation	6,000	143,940
IShares S&P MIDCAP 400	1,700	118,405
IShares S&P MIDCAP 400*	2,680	178,810
LandAmerica Financial Group	1,950	121,680
MAF Bancorp	2,840	117,519
NewAlliance Bankshare	8,180	118,937
PHH Corp.*	4,350	121,887
Provident Financial Services	6,660	123,277
Sterling Financial Corp.	5,062	126,449
Taberna Realty Fin. Trust	9,900	118,800
Other Securities	112,917	2,372,055
		4,267,073

* Non-income producing security.

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTHCARE (7.0%)
Advanced Medical Optics, Inc.*	2,738	$114,448
Ventana Medical Systems, Inc.*	2,882	122,053
Other Securities	49,512	1,047,798
		1,284,299
INDUSTRIAL (20.6%)
Apogee Enterprises, Inc.	8,610	139,654
Benchmark Electronics*	3,591	120,765
Cal Dive International, Inc.*	3,302	118,509
Champion Enterprises, Inc.*	15,700	213,834
Curtis Wright Corp. Cl B	1,960	107,016
Gardner Denver Machinery*	2,610	128,673
General Cable Corp.*	6,110	120,367
Kennametal, Inc.	2,820	143,933
Kirby Corp.*	2,553	133,190
Landstar System, Inc.	2,733	114,075
RailAmerica, Inc.*	14,600	160,454
Regal-Beloit Corp.	4,400	155,760
Shaw Group, Inc.*	6,115	177,885
Siligan Holdings, Inc.	4,920	177,710
Trinity Industries	3,860	170,110
Universal Forest Products	2,290	126,523
Other Securities	68,875	1,458,646
		3,767,104
TECHNOLOGY (14.4%)
Medics Pharmaceutical Corp.	4,470	143,264
Microsemi Corp.*	5,200	143,832
Wabtech	4,430	119,166
Other Securities	153,430	2,234,406
		2,640,668
TELECOMMUNICATIONS (1.0%)
Other Securities	14,740	187,432
		187,432
UTILITIES (2.3%)
PNM Resources, Inc.	5,365	131,389
Other Securities	16,875	294,946
		426,335
TOTAL COMMON STOCKS (Cost: $14,898,364 ) 93.0%		$17,025,075

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

	Shares	Value
PREFERRED STOCK:
FINANCIAL (0.4%)
Quanta Capital Holdings	2,690	$67,250
TOTAL PREFERRED STOCK (Cost: $67,250) 0.4%		$67,250

	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.5%)
GSC Capital Corp	7.25%	07/15/10	$90,000	$90,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000 ) 0.5%				$90,000
	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.8%)
Federal National Mtge. Assoc.	3.25%	01/03/06	$1,060,000	$1,059,713
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,059,713 ) 5.8%				1,059,713
TEMPORARY CASH INVESTMENTS ** (Cost: $10,700) 0.0% (b)				10,700
TOTAL INVESTMENTS (Cost: $16,126,027 ) 99.7%				18,252,738
OTHER NET ASSETS 0.3%				57,771
NET ASSETS 100.0%				$18,310,509

(b)  Less than 0.05%.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2005 was 3.79%.

  The total value of non-income producing investments was $9,081,280, or 49.8%, of the Fund's total investments as of December 31, 2005.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.8%)
U.S. Treasury Note	AAA	3.00%	11/15/07	$700,000	$682,555
U.S. Treasury Note	AAA	4.63	05/15/06	500,000	500,508
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,509,348
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,452,072
					4,144,483
U.S. GOVERNMENT AGENCIES (60.2%)
MORTGAGE-BACKED OBLIGATIONS (36.2%)
FHLMC	AAA	8.00	07/15/06	3,228	3,223
FHLMC	AAA	5.00	06/15/17	500,000	498,487
FHLMC	AAA	4.00	10/15/26	750,000	723,847
FNMA	AAA	7.50	02/01/32	51,169	53,606
FNMA	AAA	6.00	05/01/32	68,942	69,714
FNMA	AAA	7.50	06/01/32	19,517	20,445
FNMA	AAA	6.00	05/01/33	448,853	453,539
FNMA	AAA	5.00	06/01/33	537,747	522,916
FNMA	AAA	5.50	07/01/33	359,965	357,326
FNMA	AAA	5.50	10/01/33	493,084	489,468
FNMA	AAA	5.00	11/01/33	682,821	663,989
FNMA	AAA	4.50	05/01/34	175,807	165,949
FNMA	AAA	4.50	06/01/34	343,405	324,149
FNMA	AAA	5.50	07/01/34	360,639	357,453
FNMA	AAA	6.50	07/01/34	287,696	295,151
FNMA	AAA	5.50	09/01/34	1,206,816	1,196,154
FNMA	AAA	6.00	09/01/34	519,905	524,821
FNMA	AAA	5.50	09/01/34	1,130,555	1,120,567
FNMA	AAA	5.50	09/01/34	287,329	284,791
FNMA	AAA	6.00	10/01/34	617,231	623,067
FNMA	AAA	6.00	11/01/34	414,873	418,795
FNMA	AAA	5.50	04/01/35	385,317	381,625
FNMA	AAA	5.00	04/01/35	423,333	410,192
FNMA	AAA	5.50	08/01/35	454,456	450,101
FNMA	AAA	5.00	09/01/35	496,043	480,645
FNMA	AAA	5.50	11/01/35	394,726	390,944
FNMA	AAA	5.00	10/25/15	375,000	373,980
FNMA	AAA	5.00	04/01/18	454,647	450,436
FNMA	AAA	4.00	05/01/19	392,798	375,530
FNMA	AAA	4.50	05/01/19	330,982	322,565
FNMA	AAA	4.50	06/01/19	684,607	667,196
FNMA	AAA	4.50	06/01/19	355,644	346,599
FNMA	AAA	5.00	09/01/20	245,015	242,408
FNMA	AAA	5.00	10/01/20	491,024	485,798
FNMA	AAA	5.00	12/01/20	398,963	394,717
FNMA	AAA	5.50	08/01/25	430,524	429,627
FNMA	AAA	—	—	4,113,692	4,096,237

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

	Rating*	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES: (Continued)
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (1)	AAA	6.27%	10/16/27	$2,000,000	$2,118,314
GNMA (1)	AAA	—	—	117,295	122,823
Other Securities		—	—	278,744	276,267
					21,983,461
NON-MORTGAGE-BACKED OBLIGATION (24.0%)
FFCB	AAA	2.88	06/29/06	500,000	495,862
FHLB	AAA	4.88	08/16/10	1,000,000	994,284
FHLMC	AAA	4.38	07/17/15	1,500,000	1,450,325
FHLMC	AAA	5.20	03/05/19	3,000,000	2,927,739
FNMA	AAA	4.25	07/15/07	1,000,000	992,551
FNMA	AAA	3.25	01/15/08	3,000,000	2,914,329
FNMA	AAA	3.25	02/15/09	1,250,000	1,197,265
FNMA	AAA	4.20	12/26/13	2,000,000	1,985,864
FNMA	AAA	4.13	04/15/14	1,650,000	1,573,427
					14,531,646
BASIC MATERIALS (2.5%)
Praxair, Inc.	A-	6.90	11/01/06	500,000	507,780
Other Securities		—	—	1,000,000	979,879
					1,487,659
CONSUMER, CYCLICAL (5.6%)
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	488,922
Other Securities		—	—	3,149,896	2,928,016
					3,416,938
CONSUMER, NON-CYCLICAL (1.6%)
Other Securities		—	—	1,000,000	994,747
ENERGY (1.2%)
Other Securities		—	—	750,000	729,637
FINANCIAL (13.6%)
Deere Capital Corp.	A-	3.90	01/15/08	500,000	490,209
FHASI	AAA	5.00	06/25/33	672,440	667,655
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	500,000	477,059
GE Capital Corp.	AAA	5.45	01/15/13	500,000	512,169
Other Securities		—	—	6,400,000	6,107,806
					8,254,898
HEALTHCARE (0.8%)
Other Securities		—	—	500,000	497,774
INDUSTRIAL (3.2%)
Seariver Maritime	AAA	0.00	09/01/12	1,000,000	724,748
Other Securities		—	—	1,200,000	1,181,790
					1,906,538
TECHNOLOGY (0.4%)
Other Securities		—	—	250,000	265,551
TELECOMMUNICATIONS (0.8%)
Other Securities		—	—	500,000	494,873
UTILITIES (1.6%)
Other Securities		—	—	950,000	936,338
TOTAL LONG-TERM DEBT SECURITIES (Cost: $61,046,824 ) 98.3%					$59,644,543

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2005

	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.5%)
Federal National Mtge. Assoc.	3.25%	01/03/06	$280,000	$279,924
COMMERCIAL PAPER (0.4%)
XTRA, Inc.	4.33	01/11/06	255,000	254,662
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $534,586 ) 0.9%				534,586
TOTAL INVESTMENTS (Cost: $61,581,410 ) 99.2%				60,179,129
OTHER NET ASSETS 0.8%				493,707
Net Assets 100.0%				$60,672,836

Abbreviations: FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

(1)  U. S. Government guaranteed security.

The total value of investments not rated or below-investment grade was $1,232,140, or 2.1% of the Fund's total investments as of December 31, 2005.

The total value of investments whose issuer has filed for Chapter XI bankruptcy law (or equivalent) protection was $12,257, or 0.02% of the Fund's total investments as of December 31, 2005.

*  Ratings as per Standard & Poor's Corporation.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $51,867,995 Equity Index Fund — $57,344,085 Mid-Cap Equity Index Fund — $45,780,939)	$54,330,524	$59,307,812	$53,250,609
Cash	9,131	65	74
Interest and dividends receivable	62,400	76,300	41,466
Receivable for securities sold	59,870	12,981	483,765
Receivable for daily variation on futures contracts	—	—	1,700
Shareholder subscriptions receivable	—	—	—
TOTAL ASSETS	54,461,925	59,397,158	53,777,614
LIABILITIES:
Payable for securities purchased	64,416	71,700	145,668
Payable for daily variation on futures contracts	3,975	9,275	—
Dividends payable to shareholders	943	—	—
Shareholder redemptions payable	5,423	330	—
Accrued expenses	1,863	425	386
TOTAL LIABILITIES	76,620	81,730	146,054
NET ASSETS	$54,385,305	$59,315,428	$53,631,560
SHARES OUTSTANDING (Note 4)	5,575,906	6,562,076	4,351,566
NET ASSET VALUE PER SHARE	$9.75	$9.04	$12.32
COMPONENTS OF NET ASSETS:
Paid-in capital	$51,828,966	$58,833,030	$45,447,069
Accumulated undistributed net investment income	15,308	20,634	3,778
Accumulated undistributed net realized gain (loss) on investments and futures contracts	98,976	(1,454,188)	766,044
Net unrealized appreciation (depreciation) of investments and futures contracts	2,442,055	1,915,952	7,414,669
NET ASSETS	$54,385,305	$59,315,428	$53,631,560

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2005

	Aggressive Equity Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: Aggressive Equity Fund — $16,126,027 Bond Fund — $61,581,410 Money Market Fund — $75,981,441)	$18,252,738	$60,179,129	$75,981,022
Cash	2,165	2,888	2,195
Interest and dividends receivable	16,846	494,063	—
Receivable for securities sold	80,182	—	—
Shareholder subscriptions receivable	—	—	92,091
TOTAL ASSETS	18,351,931	60,676,080	76,075,308
LIABILITIES:
Payable for securities purchased	40,523	—	—
Dividends payable to shareholders	—	702	931
Shareholder redemptions payable	—	1,008	40,000
Accrued expenses	899	1,534	883
TOTAL LIABILITIES	41,422	3,244	41,814
NET ASSETS	$18,310,509	$60,672,836	$76,033,494
SHARES OUTSTANDING (Note 4)	1,768,349	6,553,059	7,213,906
NET ASSET VALUE PER SHARE	$10.35	$9.26	$10.54
COMPONENTS OF NET ASSETS:
Paid-in capital	$17,125,566	$63,782,466	$76,007,569
Accumulated undistributed net investment income	2,869	50,185	27,654
Accumulated undistributed net realized gain (loss) on investments	(944,637)	(1,757,533)	(1,310)
Net unrealized appreciation (depreciation) of investments	2,126,711	(1,402,282)	(419)
NET ASSETS	$18,310,509	$60,672,836	$76,033,494

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2005

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
INVESTMENT INCOME:
Dividends	$876,250	$1,004,505	$585,498
Interest	66,349	39,854	74,941
Total Investment Income	942,599	1,044,359	660,439
Expenses (Note 2):
Investment management fees	279,241	68,843	56,614
Independent Directors' fees and expenses	36,161	36,032	28,241
Custodian expenses	41,686	41,537	32,556
Accounting expenses	38,672	38,534	30,203
Transfer agent fees	25,765	25,673	20,123
Registration fees and expenses	24,148	24,062	18,860
Audit	16,273	16,215	12,709
Shareholders reports	1,927	1,920	1,505
Other	13,429	13,381	10,488
Total expenses before reimbursement	477,302	266,196	211,298
Expense reimbursement (Note 2)	(198,061)	(197,353)	(154,684)
Net Expenses	279,241	68,843	56,614
Net Investment Income (Note 1)	663,358	975,516	603,825
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
Net realized gain (loss) on investments	3,882,124	(180,130)	2,642,202
Net realized gain (loss) on futures contracts	32,700	116,569	334,805
	3,914,824	(63,561)	2,977,007
Net unrealized appreciation (depreciation) of investments and futures contracts:
Net unrealized appreciation (depreciation) of investments	(2,824,508)	1,827,292	2,278,206
Net unrealized appreciation (depreciation) of futures contracts	(30,100)	(51,625)	(81,550)
	(2,854,608)	1,775,667	2,196,656
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	1,060,216	1,712,106	5,173,663
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,723,574	$2,687,622	$5,777,488

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended December 31, 2005

	Aggressive Equity Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$168,222	$—	$—
Interest	27,620	2,513,321	2,095,145
Total Investment Income	195,842	2,513,321	2,095,145
Expenses (Note 2):
Investment management fees	145,007	255,824	127,370
Independent Directors' fees and expenses	11,343	36,291	41,283
Custodian expenses	13,076	41,835	47,590
Accounting expenses	12,131	38,811	44,150
Transfer agent fees	8,082	25,858	29,415
Registration fees and expenses	7,575	24,235	27,569
Audit	5,104	16,331	18,578
Shareholders reports	604	1,934	2,200
Other	4,212	13,477	15,331
Total expenses before reimbursement	207,134	454,597	353,487
Expense reimbursement (Note 2)	(62,127)	(198,773)	(226,117)
Net Expenses	145,007	255,824	127,370
Net Investment Income (Loss) (Note 1)	50,835	2,257,497	1,967,775
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments	842,746	(24,447)	18
Net unrealized appreciation (depreciation) of investments	78,773	(1,217,654)	(419)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	921,519	(1,242,101)	(401)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$972,354	$1,015,396	$1,967,374

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	For the Year Ended	For the Year Ended	For the Year Ended	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income	$663,358	$676,273	$975,516	$932,498	$603,825	$368,338
Net realized gain (loss) on investments and futures contracts	3,914,824	1,714,738	(63,561)	344,129	2,977,007	1,899,688
Net unrealized appreciation (depreciation) of investments and futures contracts	(2,854,608)	2,321,708	1,775,667	3,925,707	2,196,656	3,052,861
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,723,574	4,712,719	2,687,622	5,202,334	5,777,488	5,320,887
DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(662,677)	(672,534)	(979,922)	(926,636)	(609,966)	(369,175)
From capital gains	(2,859,172)	—	—	—	(2,737,359)	(1,168,514)
Total distributions	(3,521,849)	(672,534)	(979,922)	(926,636)	(3,347,325)	(1,537,689)
CAPITAL TRANSACTIONS:
Net proceeds from sale of shares	467,633	1,224,696	5,758,563	5,511,662	10,464,479	2,839,949
Dividend reinvestments	3,514,320	670,453	979,270	925,922	3,340,095	1,520,580
Cost of shares redeemed	(10,008,576)	(856,665)	(3,455,169)	(1,276,959)	(1,013,196)	(733,828)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(6,026,623)	1,038,484	3,282,664	5,160,625	12,791,378	3,626,701
NET INCREASE (DECREASE) IN NET ASSETS	(7,824,898)	5,078,669	4,990,364	9,436,323	15,221,541	7,409,899
NET ASSETS, BEGINNING OF YEAR	62,210,203	57,131,534	54,325,064	44,888,741	38,410,019	31,000,120
NET ASSETS, END OF YEAR	$54,385,305	$62,210,203	$59,315,428	$54,325,064	$53,631,560	$38,410,019
OTHER INFORMATION:
Shares outstanding at beginning of year	6,189,710	6,080,247	6,189,541	5,561,003	3,284,957	2,958,809
Shares issued	47,305	131,044	657,326	669,120	878,181	256,234
Shares issued as reinvestment of dividends	360,127	68,252	110,720	108,032	271,042	130,959
Shares redeemed	(1,021,236)	(89,833)	(395,511)	(148,614)	(82,614)	(61,045)
Net increase (decrease)	(613,804)	109,463	372,535	628,538	1,066,609	326,148
Shares outstanding at end of year	5,575,906	6,189,710	6,562,076	6,189,541	4,351,566	3,284,957
	Aggressive Equity Fund		Bond Fund		Money Market Fund
	For the Year Ended December 31,		For the Year Ended December 31,		For the Year Ended December 31,
	2005	2004	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income (loss)	$50,835	$(19,425)	$2,257,497	$1,995,391	$1,967,775	$658,639
Net realized gain (loss) on investments	842,746	1,595,952	(24,447)	236,643	18	(805)
Net unrealized appreciation (depreciation) of investments	78,773	(718,826)	(1,217,654)	(391,819)	(419)	978
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	972,354	857,701	1,015,396	1,840,215	1,967,374	658,812
DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(47,966)	—	(2,247,020)	(1,991,657)	(1,947,534)	(659,997)
From capital gains	—	—	—	—	—	—
Total distributions	(47,966)	—	(2,247,020)	(1,991,657)	(1,947,534)	(659,997)
CAPITAL TRANSACTIONS:
Net Proceeds from sale of shares	261,434	206,296	5,421,800	7,842,880	56,880,263	35,279,982
Dividend reinvestments	47,966	—	2,243,470	1,987,770	1,940,918	654,624
Cost of shares redeemed	(90,701)	(28,304)	(622,130)	(886,134)	(37,624,941)	(35,801,260)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	218,699	177,992	7,043,140	8,944,516	21,196,240	133,346
NET INCREASE (DECREASE) IN NET ASSETS	1,143,087	1,035,693	5,811,516	8,793,074	21,216,080	132,161
NET ASSETS, BEGINNING OF YEAR	17,167,422	16,131,729	54,861,320	46,068,246	54,817,414	54,685,253
NET ASSETS, END OF YEAR	$18,310,509	$17,167,422	$60,672,836	$54,861,320	$76,033,494	$54,817,414
OTHER INFORMATION:
Shares outstanding at beginning of year	1,745,328	1,726,435	5,802,184	4,866,006	5,211,484	5,197,814
Shares issued	27,260	22,160	576,349	816,797	5,366,895	3,345,171
Shares issued as reinvestment of dividends	4,690	—	239,902	211,869	184,255	62,229
Shares redeemed	(8,929)	(3,267)	(65,376)	(92,488)	(3,548,728)	(3,393,730)
Net increase (decrease)	23,021	18,893	750,875	936,178	2,002,422	13,670
Shares outstanding at end of year	1,768,349	1,745,328	6,553,059	5,802,184	7,213,906	5,211,484

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout each of the five years ended December 31, 2005 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$10.05	$9.40	$7.14	$9.26	$11.31
Income (Loss) From Investment Operations: Net Investment Income	0.13	0.11	0.06	0.06	0.04
Net Gains or (Losses) on Securities Realized and Unrealized	0.24	0.65	2.26	(2.12)	(2.02)
Total From Investment Operations	0.37	0.76	2.32	(2.06)	(1.98)
Less Dividend Distributions: From Net Investment Income	(0.13)	(0.11)	(0.06)	(0.06)	(0.07)
From Capital Gains	(0.54)	—	—	—	—
Total Distributions	(0.67)	(0.11)	(0.06)	(0.06)	(0.07)
Net Asset Value, End of Year	$9.75	$10.05	$9.40	$7.14	$9.26
Total Return (%)(a)	3.75	8.17	32.58	–22.32	–17.52
Net Assets, End of Year ($ millions)	54.4	62.2	57.1	38.9	50.1
Ratio of Net Investment Income to Average Net Assets (%)	1.18	1.17	0.86	0.70	0.41
Ratio of Expenses to Average Net Assets (%)	0.85	0.83	0.94	0.96	0.95
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	0.50	0.50	0.60	0.84
Portfolio Turnover Rate (%)(b)	47.43	50.30	73.76	85.60	83.73
	Equity Index Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$8.78	$8.07	$6.38	$8.32	$9.56
Income (Loss) From Investment Operations: Net Investment Income	0.15	0.15	0.10	0.10	0.09
Net Gains or (Losses) on Securities Realized and Unrealized	0.26	0.71	1.69	(1.94)	(1.24)
Total From Investment Operations	0.41	0.86	1.79	(1.84)	(1.15)
Less Dividend Distributions: From Net Investment Income	(0.15)	(0.15)	(0.10)	(0.10)	(0.09)
From Capital Gains	—	—	—	—	—
Total Distributions	(0.15)	(0.15)	(0.10)	(0.10)	(0.09)
Net Asset Value, End of Year	$9.04	$8.78	$8.07	$6.38	$8.32
Total Return (%)(a)	4.79	10.68	28.33	–22.16	–12.13
Net Assets, End of Period/Year ($ millions)	59.3	54.3	44.9	24.8	30.0
Ratio of Net Investment Income to Average Net Assets (%)	1.76	1.89	1.65	1.42	1.06
Ratio of Expenses to Average Net Assets (%)	0.48	0.47	0.63	0.66	0.63
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.13	0.13	0.18	0.33
Portfolio Turnover Rate (%)(b)	4.41	2.18	1.87	2.54	4.08

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$11.69	$10.48	$7.82	$9.25	$9.41
Income (Loss) From Investment Operations: Net Investment Income	0.15	0.12	0.09	0.08	0.08
Net Gain or (Losses) on Securities Realized and Unrealized	1.29	1.58	2.66	(1.43)	(0.16)
Total From Investment Operations	1.44	1.70	2.75	(1.35)	(0.08)
Less Dividend Distributions: From Net Investment Income	(0.15)	(0.12)	(0.09)	(0.08)	(0.08)
From Capital Gains	(0.66)	(0.37)	—	—	—
Total Distributions	(0.81)	(0.49)	(0.09)	(0.08)	(0.08)
Net Asset Value, End of Year	$12.32	$11.69	$10.48	$7.82	$9.25
Total Return (%)(a)	12.47	16.29	35.19	–14.59	–0.87
Net Assets, End of Period/Year ($ millions)	53.6	38.4	31.0	20.8	23.7
Ratio of Net Investment Income to Average Net Assets (%)	1.33	1.09	1.06	0.94	0.88
Ratio of Expenses to Average Net Assets (%)	0.46	0.53	0.64	0.74	0.66
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.13	0.13	0.18	0.33
Portfolio Turnover Rate (%)(b)	18.85	15.82	8.02	12.29	24.05
	Aggressive Equity Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$9.84	$9.34	$6.75	$8.31	$9.30
Income (Loss) From Investment Operations: Net Investment Income (Loss)	0.03	(0.01)	(0.03)	0.01	(0.01)
Net Gains or (Losses) on Securities Realized and Unrealized	0.51	0.51	2.62	(1.57)	(0.98)
Total From Investment Operations	0.54	0.50	2.59	(1.56)	(0.99)
Less Dividend Distributions: From Net Investment Income	(0.03)	—	—	—	—
From Capital Gains	—	—	—	—	—
Total Distributions	(0.03)	—	—	—	—
Net Asset Value, End of Year	$10.35	$9.84	$9.34	$6.75	$8.31
Total Return (%)(a)	5.55	5.27	38.39	–18.80	–10.62
Net Assets, End of Period/Year ($ millions)	18.3	17.2	16.1	10.9	12.8
Ratio of Net Investment Income to Average Net Assets (%)	0.30	–0.12	–0.46	–0.15	–0.09
Ratio of Expenses to Average Net Assets (%)	1.21	1.47	1.72	1.86	1.79
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.85	0.85	0.85	0.91	1.10
Portfolio Turnover Rate (%)(b)	76.94	150.06	208.19	215.50	214.65

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Bond Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$9.46	$9.47	$9.43	$9.46	$9.33
Income (Loss) From Investment Operations: Net Investment Income	0.37	0.36	0.39	0.53	0.59
Net Gains or (Losses) on Securities Realized and Unrealized	(0.20)	(0.01)	0.03	0.14	0.13
Total From Investment Operations	0.17	0.35	0.42	0.67	0.72
Less Dividend Distributions: From Net Investment Income	(0.37)	(0.36)	(0.38)	(0.52)	(0.59)
From Capital Gains	—	—	—	(0.18)	—
Total Distributions	(0.37)	(0.36)	(0.38)	(0.70)	(0.59)
Net Asset Value, End of Year	$9.26	$9.46	$9.47	$9.43	$9.46
Total Return (%)(a)	1.80	3.73	4.45	7.19	7.76 (c)
Net Assets, End of Period/Year ($ millions)	60.7	54.9	46.1	35.8	32.7
Ratio of Net Investment Income to Average Net Assets (%)	3.96	3.91	4.25	5.53	6.28
Ratio of Expenses to Average Net Assets (%)	0.80	0.79	0.81	0.84	0.85
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.45	0.45	0.45	0.50	0.70
Portfolio Turnover Rate (%)(b)	13.44	41.77	47.96	57.86	8.18
	Money Market Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$10.52	$10.52	$10.53	$10.53	$10.52
Income from investment operations: Net Investment Income	0.32	0.13	0.10	0.16	0.40
Net Gains or (Losses) on Securities Realized and Unrealized	—	—	—	—	—
Total From Investment Operations	0.32	0.13	0.10	0.16	0.40
Less Dividend Distributions: From Net Investment Income	(0.30)	(0.13)	(0.11)	(0.16)	(0.39)
From Capital Gains	—	—	—	—	—
Total Distributions	(0.30)	(0.13)	(0.11)	(0.16)	(0.39)
Net Asset Value, End of Year	$10.54	$10.52	$10.52	$10.53	$10.53
Total Return (%)(a)	3.06	1.18	0.94	1.49	3.82
Net Assets, End of Period/Year ($ millions)	76.0	54.8	54.7	66.4	64.2
Ratio of Net Investment Income to Average Net Assets (%)	3.07	1.16	0.95	1.48	3.76
Ratio of Expenses to Average Net Assets (%)	0.55	0.53	0.49	0.44	0.43
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.20	0.20	0.20	0.25	0.40
Portfolio Turnover Rate (%)(b)	N/A	N/A	N/A	N/A	N/A

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  In 2001, 1.8% of the Fund's total return consisted of a voluntary reimbursement by an affiliate of the adviser for a realized investment loss. Excluding this item, total return would have been 6.0%.

N/A=Not Applicable.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues six series of capital stock, each series representing respective shares of the All America Fund, Equity Index Fund, Bond Fund, Money Market Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000.

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

Security Valuation — Investment securities are valued as follows:

Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

Debt securities are valued on the basis of prices obtained from an independent pricing service. The pricing service may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

At December 31, 2005, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations. In addition, the Equity Index Fund generated a post-October 2005 net capital loss of $22,640, which if unused will expire on December 31, 2014.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
2006	$0	$0	$0	$0	$0	$0
2007	0	0	0	0	0	44
2008	0	0	0	0	0	290
2009	0	0	0	0	0	0
2010	0	1,173,749	0	931,548	0	109
2011	0	0	0	0	1,733,086	62
2012	0	0	0	0	0	805
2013	0	101,171	0	0	24,447	0
Total	$0	$1,274,920	$0	$931,548	$1,757,533	$1,310

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has entered into an Investment Advisory agreement with the Adviser. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85%, .50%, .125%, .125%, .45%, and .20% of the value of the net assets for the Aggressive Equity, All America, Equity Index, Mid-Cap Equity Index, Bond, and Money Market funds, respectively.

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Until April 1, 2002, the Adviser had contractually limited the expenses of each fund, other than brokers' commissions, and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, .20%, .20%, .25%, and .20% of the value of the net assets of the Aggressive Equity, All America, Equity Index, Mid-Cap Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses was charged daily against each fund's net assets until April 1, 2002. Effective April 1, 2002, the Adviser contractually agreed to waive all non-investment management operating expenses of the funds, at which time such daily expense accruals were suspended. Settlement of fees accrued (both investment management and, prior to April 1, 2002, other operating expenses) is paid by each fund to the Adviser on or about month-end.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limits each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remains in effect through 2006 and continues into successive calendar years unless the Adviser gives adequate advance notice to terminate the agreement.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  PURCHASES AND SALES

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31,2005 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund
Cost of investment purchases	$25,584,935	$4,192,252	$16,805,568	$12,570,612	$4,938,378
Proceeds from sales of investments	$34,006,010	$2,388,395	$8,189,715	$12,870,945	$1,279,232

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund
Cost of investment purchases	$—	$—	$—	$—	$11,456,125
Proceeds from sales of investments	$—	$—	$—	$—	$6,096,104

For the Money Market Fund, the cost of short-term securities purchased was $1,664,298,246; net proceeds from sales and redemptions were $1,645,227,800.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2005 for each of the funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$9,045,855	$10,089,150	$11,585,461	$2,579,929	$148,372	$0
Unrealized Depreciation	6,828,609	8,329,826	4,201,157	466,306	1,550,653	419
Net	$2,217,246	$1,759,324	$7,384,304	$2,113,623	$(1,402,281)	$(419)
Cost of Investments	$52,113,278	$57,548,488	$45,866,304	$16,139,116	$61,581,409	$75,981,441

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2005, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity and Mid-Cap Equity Index Funds.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP (CONTINUED)

As of December 31, 2005, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	62%
Equity Index Fund	43%
Mid-Cap Equity Index Fund	66%
Aggressive Equity Fund	85%
Bond Fund	51%
Money Market Fund	4%

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at December 31, 2005 were as follows:

All America Fund: two shareholders owning 13% and 12%, respectively.

Equity Index Fund: two shareholders owning 29% and 11%, respectively.

Mid-Cap Fund: two shareholders owning 13% and 8%, respectively.

Aggressive Equity Fund: one shareholder owning 11%.

Bond Fund: one shareholder owning 39%.

Money Market Fund: one shareholder owning 14%.

6.  DIVIDENDS

On December 31, 2005, dividend distributions were declared and paid for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2004 were made in accordance with Internal Revenue Sec. 855(a) and paid on September 15, 2005. On June 30, 2005, dividend distributions were declared and paid for each of the funds from net investment income. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2005 and 2004 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2005 and 2004 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
Ordinary income (a)
2005	$662,677	$979,922	$872,048	$47,966	$2,247,020	$1,947,534
2004	$672,534	$926,636	$376,805	$0	$1,991,657	$659,997
Long-term capital gains (b)
2005	$2,859,172	$0	$2,475,277	$0	$0	$0
2004	$0	$0	$1,160,885	$0	$0	$0

Notes:

No distribution constituted a return of capital for Federal income tax purposes.

(a)  Includes distributions from fund-level net short-term capital gains.

(b)  To the extent reported, each fund designates these amounts as capital gain dividends for federal income tax purposes.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  DIVIDENDS (CONTINUED)

As of December 31, 2005, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Aggressive Equity Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$15,308	$20,634	$209,512	$2,869	$50,185	$27,653
Accumulated undistributed realized gain (loss) on investments and futures contracts	$323,784	$(1,297,560)	$590,676	$(931,548)	$(1,757,533)	$(1,310)
Net unrealized appreciation (depreciation) of investments and futures contracts	$2,217,246	$1,759,324	$7,384,304	$2,113,623	$(1,402,281)	$(419)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Periodically, the funds may reclassify book to tax differences as a result of the differences arising from the disallowance of net operating losses and other cumulative adjustments for federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications. During the year ended December 31, 2005, no such reclassifications were made.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
of Mutual of America Institutional Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc. (comprised of: All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Bond Fund and Money Market Fund, ("the Funds")), including the summary portfolios of investments in securities for each of the Funds other than the Money Market Fund, as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 20, 2002.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Funds as of December 31, 2005, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 28, 2006

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o the Investment Company, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America with the sole exception of Patrick J. Waide, Jr., who serves on the boards of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and officers. A copy of the latest SAI can be obtained, without charge, by calling 1-800-914-8716.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Kevin M. Kearney age 53	since 2/96	Partner, Wingate, Kearney & Cullen (law firm)	Concern Worldwide, USA

John T. Sharkey age 69	since 2/96	Chairman & CEO, Kane, Saunders & Smart (consulting), March 2000 to present; Vice President, MCI WorldCom, until December 1999	Michael Smurfit Graduate School of Business (Dublin, Ireland)

Stanley Shmishkiss age 86	since 8/98	Owner, Stanley Shmishkiss Insurance Agency; Chairman Emeritus, American Cancer Society Foundation	Trustee, American Cancer Society Foundation

John Silber age 79	since 2/96	Professor & President Emeritus Boston University	None

Patrick J. Waide, Jr. age 68	since 8/96		Trustee, School for Ethical Education; Director, American Federation for Aging Research; Mutual of America Investment Corporation

Interested Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
John R. Greed Chairman of the Board, President and Chief Executive Officer age 45	since 9/03	Executive Vice President and Treasurer, Mutual of America, Mutual of America Capital Management Corporation and Mutual of America Holding Company, Inc.; Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation	None

Mr. Greed is considered an "interested person" of the Investment Company because of his position as an officer of the Investment Company's shareholder and affiliate of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Manfred Altstadt Senior Executive Vice President, Chief Financial Officer and Treasurer, age 55	since 10/94	Senior Executive Vice President and Chief Financial Officer, Mutual of America, and Mutual of America Holding Company, Inc.; Chairman of the Board, President, Chief Executive Officer, Mutual of America Investment Corporation; President and Chief Executive Officer, Mutual of America Capital Management Corporation	Mutual of America; Mutual of America Investment Corporation; Mutual of America Securities Corporation; Mutual of America Holding Company, Inc.;, Calvary Hospital; Calvary Fund; Calvary Holding Company; McQuade Children's Services; Army War College Foundation; Hazelden New York

Patrick A. Burns Senior Executive Vice President and General Counsel, age 59	since 10/94	Senior Executive Vice President and General Counsel, Mutual of America, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, Mutual of America Holding Company, Inc. and Mutual of America Investment Corporation	Mutual of America; Mutual of America Holding Company, Inc.; Irish American Legal and Education Research Foundation

Thomas L. Martin Senior Vice President and Secretary, age 56	since 8/03	Senior Vice President and Associate General Counsel, Mutual of America	None

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
OTHER INFORMATION

Quarterly Portfolio Schedule

Included in this Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of December 31, 2005 (except for the Money Market Fund). The Investment Company files complete schedules of Fund portfolio holdings (including the Money Market Fund) with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1376 or write to:

Mr. Paul J. Costagliola
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

With the exception of the Bond Fund and Money Market Fund (whose dividend distributions do not qualify for the corporate dividends received deduction), and the Mid-Cap Equity Index Fund (of which 62.3% of the Fund's ordinary income qualified for the corporate dividends received deduction), 100% of each of the remaining Fund's ordinary income dividend qualifies for the corporate dividends received deduction.

In 2005, the All-America Fund and the Mid-Cap Equity Index Fund designated $2,859,172 and $2,475,277, respectively, as long-term capital gains dividends for Federal income tax purposes.

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.                             CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. has adopted a Code of Ethics that applies to its principal executive and financial officers. The Code of Ethics was not amended during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)      Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2)      The audit committee financial expert is Patrick J. Waide, Jr. He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999. Mr. Waide is considered an independent director.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

2005: $85,210

2004: $82,835

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule I – Investments in Securities of Unaffiliated Issuers follows:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.6%)
Air Products & Chemicals, Inc.	598	35,396
Alcoa, Inc.	2,341	69,223
Allegheny Technologies, Inc.	235	8,479
Ball Corp.	289	11,479
Bemis Co.	281	7,831
Dow Chemical Co.	2,588	113,406
Du Pont EI de Nemours	2,473	105,103
Eastman Chemical Co.	219	11,298
Ecolab, Inc.	494	17,917
Engelhard Corp.	321	9,678
Freeport-McMoran Copper Cl B	495	26,631
Hercules, Inc.*	295	3,334
International Paper Co.	1,316	44,231
Intl. Flavors & Fragrances	219	7,337
Louisiana-Pacific Corp.	291	7,994
MeadWestvaco Corp.	493	13,819
Monsanto Co.	721	55,899
Newmont Mining Corp. Hldg. Co.	1,197	63,920
Nucor Corp.	419	27,956
PPG Industries, Inc.	455	26,345
Pactiv Corp.*	385	8,470
Phelps Dodge Corp.	273	39,324
Praxair, Inc.	868	45,969
Rohm & Haas Co.	390	18,884
Sealed Air Corp.*	219	12,301
Sigma-Aldrich Corp.	181	11,455
Temple-Inland, Inc.	300	13,455
United States Steel Group	300	14,421
Vulcan Materials Co.	270	18,293
Weyerhaeuser Co.	657	43,585
		893,433
CONSUMER, CYCLICAL (5.9%)
Amazon.com, Inc.*	825	38,899
AutoZone, Inc.*	149	13,671
Autonation, Inc.*	484	10,517
Bed Bath & Beyond, Inc.*	794	28,703
Best Buy Co., Inc.	1,099	47,785
Big Lots, Inc.*	306	3,675

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Black & Decker Corp.	210	18,262
Brunswick Corp.	255	10,368
Carnival Corp.	1,158	61,918
Centex Corp.	344	24,593
Circuit City Group, Inc.	421	9,510
Clear Channel Communications*	1,456	45,791
Coach, Inc.*	1,020	34,007
Comcast Corp. Cl A*	5,841	151,632
Cooper Tire & Rubber Co.	168	2,574
D.R. Horton, Inc.	730	26,083
Dana Corp.	405	2,908
Darden Restaurants, Inc.	360	13,997
Dillard’s Inc. Cl A	173	4,294
Disney (Walt) Co.	5,174	124,021
Dollar General Corp.	861	16,419
Dow Jones & Co.	158	5,607
EW Scripps Co. Cl A	225	10,805
Eastman Kodak Co.	771	18,041
Family Dollar Stores, Inc.	420	10,412
Federated Dept Stores	732	48,554
Ford Motor Co.	4,997	38,577
Fortune Brands, Inc.	392	30,584
Gannett Co., Inc.	645	39,068
Gap, Inc.	1,544	27,236
General Motors Corp.	1,518	29,480
Genuine Parts Co.	459	20,159
Goodyear Tire & Rubber Co.*	472	8,203
Harley-Davidson, Inc.	736	37,897
Harrah’s Entertainment, Inc.	493	35,146
Hasbro, Inc.	480	9,686
Hilton Hotels Corp.	879	21,193
Home Depot, Inc.	5,714	231,303
International Game Technology	906	27,887
Interpublic Grp. of Cos., Inc.	1,158	11,175
Johnson Controls, Inc.	517	37,694
Jones Apparel Group, Inc.	321	9,861
KB Home	208	15,113
Knight-Ridder, Inc.	188	11,900

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Kohl’s Corp.*	925	44,955
Leggett & Platt	502	11,526
Lennar Corp.	369	22,516
Limited Brands, Inc.	937	20,942
Liz Claiborne, Inc.	286	10,245
Lowe’s Companies, Inc.	2,103	140,186
Marriott International, Inc.	443	29,668
Mattel, Inc.	1,085	17,165
Maytag Corp.	209	3,933
McDonald’s Corp.	3,385	114,142
McGraw-Hill Cos., Inc.	1,003	51,785
Meredith Corp.	119	6,228
NIKE, Inc. Cl B	513	44,523
New York Times Co. Cl A	383	10,130
Newell Rubbermaid, Inc.	739	17,573
News Corp, Inc.	6,545	101,775
Nordstrom, Inc.	594	22,216
Office Depot, Inc.*	831	26,093
OfficeMax, Inc.	190	4,818
Omnicom Group, Inc.	489	41,629
Penney (J.C.) Co., Inc.	625	34,750
Pulte Homes, Inc.	576	22,671
RadioShack Corp.	366	7,697
Reebok International, Ltd.	147	8,560
Sears Holding Corp.*	270	31,193
Sherwin-Williams Co.	305	13,853
Snap-On, Inc.	153	5,747
Stanley Works	197	9,464
Staples, Inc.	1,972	44,784
Starbucks Corp.*	2,067	62,031
Starwood Hotels & Resorts	584	37,294
TJX Companies, Inc.	1,239	28,782
Target Corp.	2,374	130,499
Tiffany & Co.	383	14,665
Time Warner, Inc.	12,542	218,732
Tribune Co.	712	21,545
Univision Communications, Inc.	601	17,663
V F Corp.	240	13,282

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Viacom, Inc. Cl B*	4,157	135,518
Wendy’s International, Inc.	310	17,131
Whirlpool Corp.	175	14,658
Yum! Brands Inc.	765	35,863
eBay, Inc.*	3,074	132,951
		3,226,589
CONSUMER, NON-CYCLICAL (5.3%)
Alberto-Culver Co. Cl A	202	9,242
Albertson’s, Inc.	989	21,115
Altria Group, Inc.	5,601	418,507
Anheuser-Busch Cos., Inc.	2,084	89,529
Archer-Daniels-Midland Co.	1,757	43,328
Avon Products, Inc.	1,233	35,202
Brown-Forman Corp. Cl B	223	15,458
CVS Corp.	2,181	57,622
Campbell Soup Co.	496	14,766
Clorox Co.	405	23,040
Coca-Cola Co.	5,572	224,607
Coca-Cola Enterprises	809	15,509
Colgate-Palmolive Co.	1,394	76,461
ConAgra Foods, Inc.	1,390	28,189
Constellation Brands, Inc. Cl A	520	13,640
Costco Wholesale Corp.	1,270	62,827
General Mills, Inc.	956	47,150
Heinz (H.J.) Co.	900	30,348
Hershey Food Corp.	493	27,238
Kellogg Co.	687	29,692
Kimberly Clark Corp.	1,257	74,980
Kroger Co.*	1,943	36,684
McCormick & Co., Inc.	356	11,008
Molson Coors Brewing Co.	154	10,316
Pepsi Bottling Group, Inc.	373	10,672
PepsiCo, Inc.	4,463	263,674
Proctor & Gamble Co.	9,016	521,846
RJ Reynolds Tobacco Hldgs.	229	21,831
Safeway, Inc.	1,204	28,487
Sara Lee Corp.	2,043	38,613
Supervalu, Inc.	365	11,855

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Sysco Corp.	1,669	51,822
Tyson Foods, Inc.	674	11,525
UST, Inc.*	434	17,720
Wal-Mart Stores, Inc.	6,720	314,496
Walgreen Co.	2,722	120,476
Whole Foods Market, Inc.	372	28,789
Wrigley (Wm.) Jr. Co.	482	32,048
		2,890,312
ENERGY (5.2%)
Amerada Hess Corp.	223	28,281
Anadarko Petroleum	634	60,072
Apache Corp.	882	60,435
Ashland, Inc.	199	11,522
BJ Services Co.	865	31,720
Baker Hughes, Inc.	914	55,553
Burlington Resources, Inc.	1,016	87,579
ChevronTexaco Corp.	6,043	343,061
ConocoPhillips	3,735	217,302
Devon Energy Corp.	1,195	74,735
EOG Resources, Inc.	644	47,250
El Paso Corp.	1,769	21,511
Exxon Mobil Corp.	16,738	940,173
Halliburton Co.	1,380	85,505
Kerr-McGee Corp.	307	27,894
Kinder Morgan, Inc.	282	25,930
Marathon Oil Corp.	982	59,873
Murphy Oil Corp.	440	23,756
Nabors Industries, Ltd.*	423	32,042
National-Oilwell, Inc.*	465	29,156
Noble Corporation*	367	25,888
Occidental Petroleum	1,073	85,711
Rowan Cos., Inc.	292	10,407
Schlumberger, Ltd.	1,579	153,400
Sunoco, Inc.	364	28,530
Transocean, Inc.*	882	61,467
Valero Energy Corp.	1,640	84,624
Weatherford Int’l., Ltd.*	935	33,847
Williams Cos., Inc.	1,535	35,566

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d.)
XTO Energy, Inc.	969	42,578
		2,825,368
FINANCIAL (11.9%)
Ace, Ltd.	867	46,332
Aflac, Inc.	1,346	62,481
Allstate Corp.	1,745	94,352
AmSouth Bancorporation	932	24,428
Ambac Financial Group, Inc.	286	22,039
American Express Co.	3,340	171,876
American Int’l. Group, Inc.	6,982	476,382
Ameriprise Financial, Inc.	666	27,306
Aon Corp.	855	30,737
Apartment Investment & Mgmt. Co.	251	9,505
Archstone-Smith Trust	568	23,794
BB & T Corp.	1,469	61,566
Bank of America Corp.	10,803	498,558
Bank of New York Co., Inc.	2,072	65,993
Bear Stearns Cos., Inc.	298	34,428
CIT Group, Inc.	541	28,013
Capital One Financial Corp.	806	69,638
Charles Schwab Corp.	2,775	40,709
Chubb Corp.	532	51,950
Cincinnati Financial Corp.	469	20,955
Citigroup, Inc.	13,608	660,396
Comerica, Inc.	447	25,372
Compass Bancshares, Inc.	335	16,177
Countrywide Financial Corp.	1,606	54,909
E*Trade Financial Corp.*	1,100	22,946
Equity Office Properties	1,102	33,424
Equity Residential	771	30,162
Fannie Mae	2,597	126,760
Federated Investors, Inc.	227	8,408
Fifth Third Bancorp	1,492	56,278
First Tennessee Natl. Bank	336	12,916
Franklin Resources, Inc.	398	37,416
Freddie Mac	1,854	121,159
Genworth Financial, Inc.	1,013	35,030
Golden West Financial Corp.	686	45,276

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Goldman Sachs Group, Inc.	1,213	154,912
Hartford Financial Svc.Gp., Inc.	804	69,056
Huntington Bancshares, Inc.	619	14,701
J.P. Morgan Chase & Co.	9,412	373,562
Janus Capital Group	580	10,805
Jefferson-Pilot Corp.	359	20,438
KeyCorp.	1,098	36,157
Lehman Brothers Hlds.	725	92,923
Lincoln National Corp.	458	24,288
Loews Corp.	364	34,525
M & T Bank Corp.	217	23,664
MBIA, Inc.	357	21,477
MBNA Corp.	3,375	91,631
MGIC Investment Corp.	244	16,060
Marsh & McLennan Cos., Inc.	1,465	46,528
Marshall & Ilsley Corp.	561	24,145
Mellon Financial Corp.	1,125	38,531
Merrill Lynch & Co., Inc.	2,472	167,429
MetLife, Inc.	2,030	99,470
Moody’s Corp.	667	40,967
Morgan Stanley	2,900	164,546
National City Corp.	1,483	49,784
North Fork Bancorp, Inc.	1,284	35,130
Northern Trust Corp.	498	25,806
PNC Financial Services Group	780	48,227
Plum Creek Timber Co	494	17,809
Principal Financial Group, Inc.	751	35,620
Progressive Corp. of Ohio	526	61,426
Prologis Trust	655	30,602
Prudential Financial, Inc.	1,358	99,392
Public Storage, Inc.	222	15,034
Regions Financial Corp.	1,236	42,222
SLM Corporation	1,120	61,701
Safeco Corp.	335	18,928
Simon Property Group	502	38,468
Sovereign Bancorp, Inc.	971	20,993
St. Paul Travelers Co., Inc.	1,863	83,220
State Street Corp.	888	49,231

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Suntrust Banks, Inc.	973	70,795
Synovus Financial Corp.	837	22,607
T. Rowe Price Group, Inc.	348	25,066
Torchmark Corp.	284	15,790
UNUM Provident Corp.	799	18,177
US Bancorp	4,886	146,043
Vornado Realty Trust	320	26,710
Wachovia Corp.	4,179	220,902
Washington Mutual, Inc.	2,654	115,449
Wells Fargo & Company	4,498	282,609
XL Capital Limited	469	31,601
Zions Bancorporation	276	20,855
		6,443,683
HEALTHCARE (7.4%)
Abbott Laboratories	4,171	164,463
Aetna, Inc.	773	72,902
Allergan, Inc.	346	37,354
Amerisource Bergen Corp.	550	22,770
Amgen, Inc.*	3,311	261,105
Applera Corp.-Applied Biosys	505	13,413
Bard (C.R.), Inc.	275	18,128
Bausch & Lomb, Inc.	141	9,574
Baxter Intl., Inc.	1,670	62,876
Becton Dickinson & Co.	678	40,734
Biogen Idec, Inc.*	909	41,205
Biomet, Inc.	664	24,282
Boston Scientific Corp.*	1,585	38,817
Bristol-Myers Squibb	5,263	120,944
CIGNA Corp.	346	38,648
Cardinal Health, Inc.	1,145	78,719
Caremark Rx, Inc.*	1,201	62,200
Chiron Corp.*	292	12,982
Coventry Health Care*	432	24,607
Express Scripts, Inc.*	400	33,520
Forest Laboratories, Inc.*	912	37,100
Genzyme Corp. (Genl. Div)*	689	48,767
Gilead Sciences, Inc.*	1,223	64,366
Guidant Corp.	886	57,369

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
HCA, Inc.	1,140	57,570
Health Management Associates	663	14,559
Hospira, Inc.*	429	18,353
Humana, Inc.*	436	23,688
IMS Health, Inc.	623	15,525
Johnson & Johnson	8,002	480,920
King Pharmaceuticals, Inc.*	649	10,981
Laboratory Corp. of America*	355	19,117
Lilly (Eli) & Co.	3,057	172,996
Manor Care, Inc.	207	8,232
McKesson Corp.	827	42,665
Medco Health Solutions*	824	45,979
Medimmune, Inc.*	653	22,868
Medtronic, Inc.	3,250	187,103
Merck & Co., Inc.	5,892	187,425
Millipore Corp.*	140	9,246
Mylan Laboratories, Inc.	587	11,717
Patterson Cos., Inc.*	372	12,425
PerkinElmer, Inc.	350	8,246
Pfizer, Inc.	19,829	462,412
Quest Diagnostics, Inc.	447	23,012
Schering-Plough Corp.	3,975	82,879
St. Jude Medical, Inc.*	978	49,096
Stryker Corp.	780	34,655
Tenet Healthcare Corp.*	1,257	9,629
Thermo Electron Corp.*	434	13,076
UnitedHealth Group, Inc.	3,666	227,805
Waters Corp.*	298	11,264
Watson Pharmaceuticals, Inc.*	280	9,103
WellPoin, Inc.*	1,774	141,547
Wyeth	3,611	166,359
Zimmer Holdings, Inc.*	664	44,780
		4,012,077
INDUSTRIAL (6.4%)
3M Company	2,053	159,108
Allied Waste Industries*	586	5,122
American Power Conversion	459	10,098
American Standard Cos.	492	19,655

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Apollo Group, Inc. Cl A*	392	23,700
Avery Dennison Corp.	296	16,360
Block (H. & R.), Inc.	881	21,629
Boeing Co.	2,171	152,491
Burlington North Santa Fe	1,004	71,103
CSX Corp.	582	29,548
Caterpillar, Inc.	1,830	105,719
Cendant Corp.	2,756	47,541
Cintas Corp.	370	15,237
Cooper Industries, Ltd.*	243	17,739
Cummins, Inc.	125	11,216
Danaher Corp.	638	35,588
Deere & Co.	649	44,203
Donnelley R.R. &Sons	576	19,705
Dover Corp.	545	22,067
Eaton Corp.	401	26,903
Emerson Electric Co.	1,101	82,245
Equifax, Inc.	342	13,003
FedEx Corp.	813	84,056
Fisher Scientific Intl.*	327	20,228
Fluor Corp.	234	18,079
General Dynamics Corp.	539	61,473
General Electric Co.	28,422	996,191
Goodrich Corporation	326	13,399
Grainger (W.W.), Inc.	203	14,433
Honeywell International, Inc.	2,267	84,446
ITT Industries, Inc.	242	24,882
Illinois Tool Works, Inc.	560	49,274
Ingersoll Rand Co.*	890	35,929
L-3 Communications Hldgs., Inc.	323	24,015
Lockheed Martin Corp.	962	61,212
Masco Corp.	1,140	34,417
Monster Worldwide, Inc.*	327	13,348
Navistar International Corp.*	173	4,951
Norfolk Southern	1,086	48,685
Northrop Grumman Corp	958	57,576
PACCAR, Inc.	456	31,569
Pall Corp.	335	8,998

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Parker Hannifin Corp.	316	20,843
Pitney Bowes, Inc.	606	25,604
Raytheon Co.	1,211	48,622
Robert Half Intl., Inc.	454	17,202
Rockwell Automation, Inc.	487	28,811
Rockwell Collins	468	21,748
Ryder System, Inc.	168	6,891
Southwest Airlines Co.	1,876	30,823
Textron, Inc.	355	27,328
Tyco International, Ltd.	5,415	156,277
Union Pacific Corp.	708	57,001
United Parcel Service Cl B	2,971	223,271
United Technologies Corp.	2,750	153,753
Waste MGT Inc.	1,484	45,039
		3,500,354
TECHNOLOGY (8.4%)
ADC Telecommunications, Inc.*	304	6,791
Adobe Systems, Inc.*	1,617	59,764
Advanced Micro Devices, Inc.*	1,087	33,262
Affiliated Computer Svcs.*	333	19,707
Agilent Technologies, Inc.*	1,113	37,052
Altera Corp.*	975	18,067
Analog Devices, Inc.	987	35,404
Andrew Corp.*	436	4,678
Apple Computer, Inc.*	2,267	162,975
Applied Materials, Inc.	4,364	78,290
Applied Micro Circuits Corp.*	804	2,066
Autodesk, Inc.*	613	26,328
Automatic Data Processing	1,557	71,451
Avaya, Inc.*	1,126	12,014
BMC Software, Inc.*	582	11,925
Broadcom Corp. Cl A*	778	36,683
Ciena Corp.*	1,551	4,606
Cisco Systems, Inc.*	16,523	282,874
Citrix Systems, Inc.*	474	13,642
Computer Associates Intl., Inc.	1,243	35,040
Computer Sciences Corp.*	496	25,117
Compuware Corp.*	1,041	9,338

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Comverse Technology, Inc.*	540	14,359
Convergys Corp.*	374	5,928
Corning, Inc.*	4,099	80,586
Dell, Inc.*	6,331	189,867
EMC Corp.*	6,431	87,590
Electronic Arts, Inc.*	809	42,319
Electronic Data Systems Corp.	1,403	33,728
First Data Corp.	2,055	88,386
Fiserv, Inc.*	496	21,462
Freescale Semiconductor C lA*	1,104	27,788
Gateway, Inc.*	707	1,775
Hewlett-Packard Co.	7,707	220,651
IBM Corp.	4,249	349,268
Intel Corp.	16,218	404,801
Intuit, Inc.*	476	25,371
JDS Uniphase Corp.*	4,445	10,490
Jabil Circuit, Inc.*	461	17,098
KLA Tencor Corp.	530	26,145
LSI Logic Corp.*	1,048	8,384
Lexmark Int’l, Inc.*	313	14,032
Linear Technology Corp.	823	29,686
Lucent Technologies*	11,956	31,803
Maxim Integrated Products, Inc.	880	31,891
Mercury Interactive Corp.*	232	6,447
Micron Technology, Inc.*	1,653	22,001
Microsoft Corp.	24,625	643,938
Molex, Inc. Cl A	389	10,095
Motorola, Inc.	6,700	151,353
NCR Corp.*	490	16,631
NVIDIA Corporation*	453	16,562
National Semiconductor Corp.	920	23,902
Network Appliance, Inc.*	1,001	27,027
Novell, Inc.*	1,025	9,051
Novellus Systems, Inc.*	367	8,852
Oracle Corp.*	10,120	123,565
PMC Sierra, Inc.*	489	3,770
Parametric Technology Corp.*	731	4,459
Paychex, Inc.	894	34,079

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
QLogic Corp.*	217	7,055
Qualcomm, Inc.	4,423	190,543
Sabre Group Holdings, Inc.	346	8,342
Sanmina Corp.*	1,410	6,007
Scientific-Atlanta, Inc.	411	17,702
Siebel Systems, Inc.	1,423	15,055
Solectron Corp.*	2,453	8,978
Sun Microsystems, Inc.*	9,184	38,481
Symantec Corp.*	2,909	50,908
Symbol Technologies, Inc.	675	8,654
Tektronix, Inc.	224	6,319
Tellabs, Inc.*	1,201	13,091
Teradyne, Inc.*	528	7,693
Texas Instruments, Inc.	4,355	139,665
Unisys Corp.*	914	5,329
Xerox Corp.*	2,575	37,724
Xilinx, Inc.	938	23,647
Yahoo!, Inc.*	3,397	133,094
		4,570,501
TELECOMMUNICATIONS (1.7%)
AT & T, Inc.	10,508	257,340
Alltel Corp.	1,025	64,678
BellSouth Corp.	4,917	133,251
CenturyTel, Inc.	353	11,705
Citizens Communications Co.	898	10,983
Qwest Communications Intl.*	4,153	23,464
Sprint Nextel Corp	7,947	185,642
Verizon Communications	7,438	224,033
		911,096
UTILITIES (1.9%)
AES Corp.*	1,753	27,750
Allegheny Energy, Inc.*	437	13,831
Ameren Corp.	547	28,028
American Electric Power, Inc.	1,055	39,130
CINergy Corp.	534	22,674
CMS Energy Corp.*	588	8,532
Centerpoint Energy, Inc.	831	10,678
Consolidated Edison, Inc.	656	30,392

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
Constellation Energy Group	478	27,533
DTE Energy Co.	477	20,602
Dominion Resources, Inc.	934	72,105
Duke Energy Corp.	2,486	68,241
Dynergy, Inc.*	809	3,916
Edison International	874	38,115
Entergy Corp.	560	38,444
Exelon Corp.	1,799	95,599
FPL Group, Inc.	1,057	43,929
FirstEnergy Corp.	885	43,356
Keyspan Corporation	468	16,703
NiSource, Inc.	731	15,249
Nicor, Inc.	116	4,560
PG & E Corp.	917	34,039
PPL Corporation	1,018	29,929
Peoples Energy Corp.	100	3,507
Pinnacle West Capital Corp.	258	10,668
Progress Energy, Inc.	674	29,602
Public Svc. Enterprise Group	674	43,790
Sempra Energy	687	30,805
Southern Co.	2,004	69,198
TXU Corp.	1,299	65,197
Teco Energy, Inc.	558	9,586
Xcel Energy, Inc.	1,081	19,955
		1,015,643

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $29,424,342 ) 55.7%		30,289,056

*                 Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	3.87	03/30/06	200,000	198,039

U.S. GOVERNMENT AGENCIES (0.8%)
Federal National Mtge. Assoc.	3.25	01/03/06	460,000	459,875

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $657,961) 1.2%				657,914

TOTAL INDEXED ASSETS (Cost: $30,082,303) 56.9%				30,946,970

(a)          The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005:

	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)
Purchased
3 S&P 500 Stock Index Futures Contracts	March 2006	$941,100	$(20,475)

Face value of futures purchased and oustanding as a percentage of net assets: 1.7%

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.4%)
Century Aluminum Company*	1,670	43,771
Commercial Metals Co.	2,755	103,423
Cytec Industries, Inc.	1,063	50,631
Dow Chemical Co.	2,440	106,921
Georgia Gulf Corp.	460	13,993
Glatfelter	2,070	29,373
Longview Fibre Co.	2,846	59,225
Lubrizol Corp.	1,451	63,017
Oregon Steel Mills, Inc.*	1,600	47,072
Phelps Dodge Corp.	930	133,799
Steel Dynamics, Inc.	820	29,118
U.S. Concrete, Inc.*	1,200	11,376
Vulcan Materials Co.	910	61,653
		753,372
CONSUMER, CYCLICAL (4.8%)
A.C.More Arts & Crafts, Inc.*	1,100	16,005
Aaron Rents, Inc.	1,300	27,404
Audiovox Corp. Cl A*	7,250	100,485
Best Buy Co., Inc.	3,262	141,832
Carnival Corp.	1,660	88,760
Crown Holdings, Inc.*	7,277	142,120
Gamestop Corp.*	3,440	109,461
Guitar Center, Inc.*	519	25,955
Hibbett Sporting Goods, Inc.*	2,625	74,760
Home Depot, Inc.	3,120	126,298
Hot Topic, Inc.*	1,300	18,525
Hudson Highland Group*	2,571	44,633
Johnson Controls, Inc.	1,030	75,097
Kohl’s Corp.*	3,130	152,118
Landry’s Restaurant, Inc.	1,670	44,606
Lithia Motors, Inc. Cl A	840	26,410
Lone Star Steakhouse	1,030	24,452
Lowe’s Companies, Inc.	1,340	89,324
Omega Protein Corp.*	2,770	18,587
Omnicom Group, Inc.	1,741	148,211
P.F. Changs China Bistro, Inc.	811	40,250
Pacific Sunwear of California*	1,300	32,396
Payless Shoesource, Inc.*	1,800	45,180

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Penney (J.C.) Co., Inc.	2,200	122,320
Pinnacle Entertainment, Inc.*	1,975	48,802
Red Robin Gourmet Burgers*	770	39,239
Starwood Hotels & Resorts	1,950	124,527
Sunopta*	2,450	12,887
Sunterra Corporation*	3,884	55,230
Target Corp.	2,980	163,811
The Bombay Company, Inc.*	11,070	32,767
The Warnaco Group, Inc.*	2,689	71,850
Time Warner, Inc.	6,570	114,581
Wild Oaks Markets, Inc.*	4,710	56,897
Winnebago Industries, Inc.	870	28,954
Wolverine World Wide, Inc.	4,796	107,718
		2,592,452
CONSUMER, NON-CYCLICAL (2.5%)
Alkermes, Inc.*	1,630	31,166
CVS Corp.	2,260	59,709
Chiquita Brands Intl., Inc.	2,750	55,028
Colgate-Palmolive Co.	1,690	92,697
Conmed Corp.*	1,374	32,509
General Mills, Inc.	1,120	55,238
Hershey Food Corp.	1,550	85,638
Hologic, Inc.*	800	30,336
Longs Drug Stores Corp.	2,282	83,042
MGI Pharma, Inc.*	2,600	44,616
PepsiCo, Inc.	2,740	161,879
Proctor & Gamble Co.	5,460	316,025
Safeway, Inc.	2,960	70,034
Serologicals Corp.*	2,394	47,258
Sovran Self - Storage, Inc.	345	16,205
Wal-Mart Stores, Inc.	3,510	164,268
Walter Industries, Inc.	270	13,424
		1,359,072
ENERGY (3.5%)
CNX Gas Corp.*	2,180	45,235
Crosstex Energy, Inc.	410	25,855
Denbury Resources, Inc.*	1,756	40,002
Devon Energy Corp.	2,350	146,969

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
ENERGY (Cont’d.)
Exxon Mobil Corp.	6,690	375,777
Halliburton Co.	3,320	205,707
Holly Corp.	980	57,693
NS Group, Inc.*	4,010	167,658
Range Resources Corp.	7,687	202,476
Todco Cl A	2,330	88,680
Transocean, Inc.*	2,730	190,254
Unisource Energy Corp.	2,100	65,520
Valero Energy Corp.	3,360	173,376
Whittier Energy*	9,100	95,550
		1,880,752
FINANCIAL (9.2%)
Acadia Realty Trust	1,370	27,469
Allstate Corp.	1,356	73,319
American Home Mortgage Inv.	960	31,267
American Int’l. Group, Inc.	2,790	190,362
Amli Residential Properties	510	19,406
Argonaut Group, Inc.*	1,111	36,407
Assured Guaranty Co.*	2,917	74,063
Bank Mutual Corp.	4,917	52,120
Bank of America Corp.	6,035	278,515
BankAtlantic Bancorp, Inc. Cl A	5,395	75,530
Banner Corporation	1,015	31,668
Bear Stearns Cos., Inc.	1,134	131,011
Boykin Lodging Company*	1,000	12,220
Brookline Bankcorp	5,503	77,978
Capital One Financial Corp.	1,525	131,760
Ceres Group, Inc.*	1,690	8,737
Choice Hotels Intl., Inc.	1,572	65,647
Citigroup, Inc.	6,961	337,817
Columbia Banking System	1,290	36,830
Conseco, Inc.*	2,656	61,540
ECC Capital Corp.	6,260	14,148
Equity Inns, Inc.	5,571	75,487
First Financial Holdings, Inc.	1,080	33,178
First Niagara Financial Grp.	4,837	69,991
First State Bank Corporation	3,803	91,234
Getty Realty Corp.	887	23,319

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Golden West Financial Corp.	1,236	81,576
Goldman Sachs Group, Inc.	645	82,373
Hartford Financial Svc.Gp, Inc.	1,053	90,442
Highwoods Properties, Inc.	1,758	50,015
IShares Russell 200 Growth	1,100	76,615
IShares Russell 200 Growth*	1,660	110,755
IShares Russell Micropac	1,100	56,265
Iberia Bank Corp.	237	12,089
JER Investors Trust, Inc.	1,330	22,544
Jackson Hewitt Tax Service	500	13,855
Jefferies Group	400	17,992
KNBT Bancorp, Inc.	3,824	62,293
Knight Capital Group, Inc.*	1,540	15,231
La Salle Hotel Properties	1,450	53,244
LandAmerica Financial Group	1,195	74,568
Lazard, Ltd. Cl A*	900	28,710
MAF Bancorp	1,742	72,084
Max Re Capital, Ltd.*	1,125	29,216
Medical Properties Trust, Inc.	6,080	59,462
Merrill Lynch & Co., Inc.	2,734	185,174
Mid-America Apt. Communities	968	46,948
MoneyGram International, Inc.	1,600	41,728
Morgan Stanley	1,151	65,308
NASDAQ Stock Market, Inc.*	800	28,144
National Financial Partners	1,218	64,006
NewAlliance Bankshare	5,060	73,572
North Fork Bancorp, Inc.	5,098	139,481
PHH Corp.*	2,690	75,374
Pennsylvania REIT	983	36,725
Placer Sierra Banschares	1,880	52,095
Platinum Underwriters Hldgs.*	1,320	41,012
PrivateBancorp, Inc.	1,496	53,213
Provident Financial Services	4,078	75,484
Safeco Corp.	1,447	81,756
Santander Bancorp	1,575	39,564
Sterling Financial Corp.	3,102	77,488
Stewart Information Services	868	42,246
Summit Bancshares, Inc. (TX)	1,947	35,007

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Sws Group, Inc.	1,871	39,179
Taberna Realty Fin. Trust	6,100	73,200
Texas Regional Bancshares	1,850	52,355
Tower Group, Inc.	1,560	34,289
Vintage Wine Trust, Inc.	6,160	61,600
Wachovia Corp.	3,240	171,266
Wells Fargo & Company	3,844	241,519
		4,998,085
HEALTHCARE (4.0%)
Abbott Laboratories	3,310	130,513
Adolor Corporation*	900	13,140
Advanced Medical Optics, Inc.*	1,722	71,980
Aetna, Inc.	1,450	136,750
Amedisys, Inc.*	1,115	47,098
Amgen, Inc.*	2,670	210,556
Amylin Pharmaceuticals, Inc.*	1,330	53,094
Arthrocare Corp.*	500	21,070
CV Therapeutics, Inc.*	1,581	39,098
Caliper Life Sciences, Inc.*	4,606	27,083
Caremark Rx, Inc.*	950	49,201
Conceptus, Inc.*	900	11,358
DJ Orthopedics, Inc.*	1,100	30,338
Digene Corp.*	2,184	63,707
Genesis HealthCare Corp.*	700	25,564
Genzyme Corp. (Genl. Div)*	950	67,241
HCA, Inc.	1,390	70,195
Human Genome Sciences, Inc.*	3,150	26,964
Humana, Inc.*	591	32,109
Inspire Pharmaceuticals, Inc.*	2,254	11,450
Intuitive Surgical, Inc.*	200	23,454
Johnson & Johnson	4,460	268,046
Keryx Biopharmaceuticals, Inc.	900	13,176
Kyphon, Inc.*	450	18,374
Medimmune, Inc.*	690	24,164
Myogen, Inc.*	912	27,451
Nuvasive, Inc.*	1,100	19,910
OSI Pharmaceuticals, Inc.*	131	6
Pfizer, Inc.	6,770	157,876

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Psychiatric Solutions*	500	29,370
Senomyx, Inc.*	900	10,908
St. Jude Medical, Inc.*	510	25,602
Steris Corp.	1,090	27,272
Theravance, Inc.*	1,231	27,722
Thoratec Corp.*	1,100	22,759
United Surgical Partners, Inc.	1,395	44,849
Valeant Pharmaceuticals	939	16,977
Ventana Medical Systems, Inc.*	1,914	81,058
Viasys Healthcare, Inc.*	1,615	41,506
Wyeth	3,690	169,998
		2,188,987
INDUSTRIAL (6.9%)
Actuant Corp. Cl A	1,100	61,380
Acuity brands, Inc.	800	25,440
Agnico-Eagle Mines, Ltd.	3,246	64,141
Apogee Enterprises, Inc.	5,276	85,577
Aspect Medical Systems, Inc.*	520	17,862
Baker (Michael) Corp.*	870	22,229
Benchmark Electronics*	2,269	76,306
Boeing Co.	1,786	125,449
Cal Dive International, Inc.*	2,178	78,168
Caterpillar, Inc.	2,010	116,118
Champion Enterprises, Inc.*	9,804	133,530
Conexant Systems, Inc.*	9,820	22,193
Curtis Wright Corp. Cl B	1,355	73,983
Cymer, Inc.*	850	30,184
Diagnostic Products Corp.	500	24,275
Eagle Materials, Inc.	250	30,590
EastGroup Properties, Inc.	380	17,161
Eclipsys Corp.*	1,550	29,342
Filenet Corp.*	500	12,925
Fluor Corp.	1,570	121,298
Frozen Foods Express Ind.*	3,220	35,517
Gardner Denver Machinery*	1,595	78,634
General Cable Corp.*	3,773	74,328
General Electric Co.	13,470	472,124
Genesee & Wyoming, Inc. Cl A*	1,355	50,880

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Genesis Microchip Corp.*	2,217	40,106
Granite Construction	750	26,933
HUB Group, Inc. Cl A*	1,345	47,546
Harmonic, Inc.*	2,700	13,095
Healthcare Services Group	1,360	28,166
Hydril Company*	908	56,841
ITT Industries, Inc.	980	100,764
Kennametal, Inc.	1,730	88,299
Kirby Corp.*	1,587	82,794
Komag, Inc.*	770	26,688
Labor Ready, Inc.*	1,109	23,089
Landstar System, Inc.	1,832	76,468
Lincoln Electric Holdings	1,395	55,326
Marinemax, Inc.*	900	28,413
Matrix Service Co*	290	2,854
Moog, Inc. Cl A*	1,000	28,380
RailAmerica, Inc.*	9,014	99,064
Regal-Beloit Corp.	2,920	103,368
Shaw Group, Inc.*	3,948	114,847
Siligan Holdings, Inc.	3,042	109,877
Texas Industries, Inc.	1,050	52,332
Trico Marine Services, Inc.*	1,450	37,700
Trinity Industries	2,388	105,239
Tyco International, Ltd.	2,770	79,942
United Parcel Service Cl B	1,620	121,743
United Technologies Corp.	3,730	208,544
Universal Forest Products	1,413	78,068
Werner Enterprises, Inc.	1,800	35,460
		3,751,580
TECHNOLOGY (6.5%)
3Com Corp.*	4,040	14,544
Activision, Inc.*	2,900	39,846
Adtran, Inc.	675	20,075
Akami Technologies*	1,300	25,909
Andrew Corp.*	5,330	57,191
Anixter International, Inc.	1,506	58,915
Ansys, Inc.*	650	27,749
Arris Group, Inc.*	1,950	18,467

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Aspen Technology, Inc.*	3,550	27,868
Avocent Corp.*	1,075	29,229
BearingPoint, Inc.*	1,890	14,855
Broadcom Corp. Cl A*	2,820	132,963
Centillium Communications, Inc.	2,734	9,569
Checkpoint Systems*	980	24,157
Cisco Systems, Inc.*	6,410	109,739
Computer Programs & Systems	800	33,144
Corning, Inc.*	3,590	70,579
Credence Systems Corp.*	1,980	13,781
Dell, Inc.*	4,850	145,452
Digital Insight Corporation*	900	28,818
Digitas*	1,225	15,337
EMC Corp.*	5,640	76,817
Electronics For Imaging, Inc.*	1,730	46,035
Entegris, Inc*	1,400	13,188
Fairchild Semiconductor Intl.*	870	14,712
Freescale Semiconductor Cl A*	2,650	66,701
Hutchinson Tech*	990	28,166
IBM Corp.	1,680	138,096
IXYS Corporation*	920	10,755
Imation Corp.	970	44,688
Informatica Corp.*	1,750	21,000
Integrated Device Tech., Inc.*	2,897	38,182
Intel Corp.	7,740	193,190
Intrado, Inc.*	350	8,057
KLA Tencor Corp.	1,360	67,089
Lecroy Corp.*	2,830	43,271
Lexer Media Inc.*	4,700	38,587
Lojack Corporation*	963	23,237
Maxim Integrated Products, Inc.	2,040	73,930
Medics Pharmaceutical Corp.	2,980	95,509
Microsemi Corp.*	3,450	95,427
Microsoft Corp.	11,450	299,418
Motorola, Inc.	2,590	58,508
Neustar, Inc. Cl A*	900	27,441
Oracle Corp.*	9,510	116,117
Palm, Inc.*	1,080	34,344

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Parametric Technology Corp.*	6,323	38,570
Perot Systems Corp. Cl A*	1,580	22,341
Powerwave Technologies, Inc.*	1,112	13,978
Qualcomm, Inc.	2,480	106,838
Quest Software, Inc.*	1,075	15,683
RF Micro Devices*	5,980	32,351
Red Hat, Inc.*	1,650	44,945
SPSS, Inc.*	1,150	35,569
Secure Computing Corp.*	5,000	61,299
Sigmatel, Inc*	550	7,204
Skyworks Solutions, Inc.*	8,334	42,419
Sonosite, Inc.*	1,190	41,661
Texas Instruments, Inc.	4,010	128,600
Tibco Software, Inc.*	4,500	33,614
ValueClick , Inc.*	2,850	51,613
Varian Semiconductor Equip.*	1,440	63,258
Viasat, Inc.*	2,312	61,799
Wabtech	2,980	80,161
Websense, Inc.*	532	34,919
aQuantive, Inc.*	1,263	31,877
		3,539,351
TELECOMMUNICATIONS (0.6%)
BellSouth Corp.	2,910	78,861
CT Communications, Inc.	1,450	17,603
Sprint Nextel Corp	4,730	110,493
Tekelec*	4,530	62,967
Valor Communications Group	3,290	37,506
Verizon Communications	3,210	96,685
		404,115
UTILITIES (1.3%)
Avista Corp.	1,420	25,148
Constellation Energy Group	850	48,960
Dominion Resources, Inc.	1,570	121,204
EPIQ Systems, Inc.*	960	17,798
Exelon Corp.	2,670	141,884
FirstEnergy Corp.	1,070	52,419
PNM Resources, Inc.	3,375	82,654
Sempra Energy	1,550	69,502

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
Sierra Pacific Resources*	5,030	65,591
Southwestern Energy Co.*	650	23,361
Westar Energy, Inc.	2,469	53,084
		701,605

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $20,571,509 ) 40.7%		22,169,371

*                 Non-income producing security.

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.2%)
GSC Capital Corp	7.25	07/15/10	60,000	60,000
Quanta Capital Holdings	0.00	—	1,660	41500
				101,500

TOTAL LONG-TERM DEBT SECURITIES (Cost: $101,500 ) 0.2%				101,500

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.5%)
Federal National Mtge. Assoc.	3.25	01/03/06	800,000	799,783

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $799,783 ) 1.5%				799,783

TEMPORARY CASH INVESTMENTS ** (Cost: $312,900) 0.6%				312,900

TOTAL INVESTMENTS (Cost: $51,867,995 ) 99.9%				54,330,524

OTHER NET ASSETS 0.1%				54,781

NET ASSETS 100.0%				$54,385,305

**          The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 30, 2005 was 3.79%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.8%)
Air Products & Chemicals, Inc.	1,118	66,174
Alcoa, Inc.	4,398	130,049
Allegheny Technologies, Inc.	424	15,298
Ball Corp.	526	20,893
Bemis Co.	539	15,022
Dow Chemical Co.	4,879	213,798
Du Pont EI de Nemours	4,648	197,540
Eastman Chemical Co.	411	21,203
Ecolab, Inc.	928	33,659
Engelhard Corp.	603	18,180
Freeport-McMoran Copper Cl B	930	50,034
Hercules, Inc.*	569	6,430
International Paper Co.	2,473	83,118
Intl. Flavors & Fragrances	412	13,802
Louisiana-Pacific Corp.	535	14,696
MeadWestvaco Corp.	923	25,872
Monsanto Co.	1,354	104,976
Newmont Mining Corp. Hldg. Co.	2,250	120,150
Nucor Corp.	788	52,575
PPG Industries, Inc.	844	48,868
Pactiv Corp.*	724	15,928
Phelps Dodge Corp.	513	73,805
Praxair, Inc.	1,630	86,325
Rohm & Haas Co.	733	35,492
Sealed Air Corp.*	412	23,142
Sigma-Aldrich Corp.	340	21,519
Temple-Inland, Inc.	570	25,565
United States Steel Group	576	27,688
Vulcan Materials Co.	508	34,417
Weyerhaeuser Co.	1,235	81,930
		1,678,148
CONSUMER, CYCLICAL (10.2%)
Amazon.com, Inc.*	1,551	73,130
AutoZone, Inc.*	280	25,690
Autonation, Inc.*	909	19,753
Bed Bath & Beyond, Inc.*	1,501	54,261
Best Buy Co., Inc.	2,066	89,830
Big Lots, Inc.*	574	6,894
Black & Decker Corp.	396	34,436
Brunswick Corp.	490	19,923

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Carnival Corp.	2,190	117,099
Centex Corp.	647	46,254
Circuit City Group, Inc.	792	17,891
Clear Channel Communications*	2,736	86,047
Coach, Inc.*	1,916	63,879
Comcast Corp. Cl A*	10,978	284,989
Cooper Tire & Rubber Co.	315	4,826
D.R. Horton, Inc.	1,372	49,022
Dana Corp.	758	5,442
Darden Restaurants, Inc.	662	25,739
Dillard’s Inc. Cl A	311	7,719
Disney (Walt) Co.	9,725	233,108
Dollar General Corp.	1,601	30,531
Dow Jones & Co.	297	10,541
EW Scripps Co. Cl A	424	20,360
Eastman Kodak Co.	1,448	33,883
Family Dollar Stores, Inc.	777	19,262
Federated Dept Stores	1,376	91,270
Ford Motor Co.	9,391	72,499
Fortune Brands, Inc.	736	57,423
Gannett Co., Inc.	1,213	73,471
Gap, Inc.	2,902	51,191
General Motors Corp.	2,851	55,366
Genuine Parts Co.	878	38,562
Goodyear Tire & Rubber Co.*	888	15,433
Harley-Davidson, Inc.	1,383	71,211
Harrah’s Entertainment, Inc.	926	66,015
Hasbro, Inc.	902	18,202
Hilton Hotels Corp.	1,652	39,830
Home Depot, Inc.	10,739	434,715
International Game Technology	1,703	52,418
Interpublic Grp. of Cos., Inc.	2,177	21,008
Johnson Controls, Inc.	971	70,796
Jones Apparel Group, Inc.	591	18,156
KB Home	391	28,410
Knight-Ridder, Inc.	352	22,282
Kohl’s Corp.*	1,738	84,467
Leggett & Platt	930	21,353
Lennar Corp.	694	42,348
Limited Brands, Inc.	1,760	39,336

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d)
Liz Claiborne, Inc.	536	19,200
Lowe’s Companies, Inc.	3,953	263,507
Marriott International, Inc.	832	55,719
Mattel, Inc.	2,038	32,241
Maytag Corp.	403	7,584
McDonald’s Corp.	6,363	214,560
McGraw-Hill Cos., Inc.	1,895	97,839
Meredith Corp.	211	11,044
NIKE, Inc. Cl B	963	83,579
New York Times Co. Cl A	732	19,361
Newell Rubbermaid, Inc.	1,388	33,007
News Corp, Inc.	12,302	191,296
Nordstrom, Inc.	1,105	41,327
Office Depot, Inc.*	1,561	49,015
OfficeMax, Inc.	350	8,876
Omnicom Group, Inc.	918	78,149
Penney (J.C.) Co., Inc.	1,174	65,274
Pulte Homes, Inc.	1,082	42,588
RadioShack Corp.	681	14,321
Reebok International, Ltd.	265	15,431
Sears Holding Corp.*	506	58,458
Sherwin-Williams Co.	574	26,071
Snap-On, Inc.	286	10,742
Stanley Works	371	17,823
Staples, Inc.	3,705	84,141
Starbucks Corp.*	3,885	116,589
Starwood Hotels & Resorts	1,108	70,757
TJX Companies, Inc.	2,329	54,103
Target Corp.	4,445	244,342
Tiffany & Co.	718	27,492
Time Warner, Inc.	23,572	411,096
Tribune Co.	1,324	40,064
Univision Communications, Inc.	1,130	33,211
V F Corp.	450	24,903
Viacom, Inc. Cl B*	7,813	254,704
Wendy’s International, Inc.	582	32,161
Whirlpool Corp.	341	28,562
Yum! Brands Inc.	1,437	67,367
eBay, Inc.*	5,778	249,899
		6,062,674

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (9.2%)
Alberto-Culver Co. Cl A	380	17,385
Albertson’s, Inc.	1,857	39,647
Altria Group, Inc.	10,527	786,577
Anheuser-Busch Cos., Inc.	3,916	168,231
Archer-Daniels-Midland Co.	3,302	81,427
Avon Products, Inc.	2,317	66,150
Brown-Forman Corp. Cl B	418	28,976
CVS Corp.	4,116	108,745
Campbell Soup Co.	932	27,746
Clorox Co.	762	43,350
Coca-Cola Co.	10,468	421,965
Coca-Cola Enterprises	1,532	29,368
Colgate-Palmolive Co.	2,619	143,652
ConAgra Foods Inc.	2,623	53,194
Constellation Brands Inc. Cl A	988	25,915
Costco Wholesale Corp.	2,387	118,085
General Mills, Inc.	1,796	88,579
Heinz (H.J.) Co.	1,692	57,054
Hershey Food Corp.	925	51,106
Kellogg Co.	1,291	55,797
Kimberly Clark Corp.	2,362	140,893
Kroger Co.*	3,665	69,195
McCormick & Co., Inc.	670	20,716
Molson Coors Brewing Co.	288	19,293
Pepsi Bottling Group, Inc.	700	20,027
PepsiCo, Inc.	8,388	495,563
Proctor & Gamble Co.	16,945	980,777
RJ Reynolds Tobacco Hldgs.	431	41,087
Safeway, Inc.	2,262	53,519
Sara Lee Corp.	3,840	72,576
Supervalu, Inc.	685	22,249
Sysco Corp.	3,136	97,373
Tyson Foods, Inc.	1,267	21,666
UST, Inc.*	829	33,848
Wal-Mart Stores, Inc.	12,629	591,037
Walgreen Co.	5,117	226,478
Whole Foods Market, Inc.	701	54,250
Wrigley (Wm.) Jr. Co.	906	60,240
		5,433,736

	Shares	Value($)
COMMON STOCKS:
ENERGY (9.0%)
Amerada Hess Corp.	403	51,108
Anadarko Petroleum	1,192	112,942
Apache Corp.	1,658	113,606
Ashland, Inc.	363	21,018
BJ Services Co.	1,625	59,589
Baker Hughes, Inc.	1,728	105,028
Burlington Resources, Inc.	1,911	164,728
ChevronTexaco Corp.	11,353	644,510
ConocoPhillips	7,018	408,307
Devon Energy Corp.	2,246	140,465
EOG Resources, Inc.	1,221	89,585
El Paso Corp.	3,324	40,420
Exxon Mobil Corp.	31,457	1,766,940
Halliburton Co.	2,593	160,662
Kerr-McGee Corp.	586	53,244
Kinder Morgan, Inc.	531	48,825
Marathon Oil Corp.	1,845	112,490
Murphy Oil Corp.	828	44,704
Nabors Industries, Ltd.*	794	60,146
National-Oilwell Inc.*	874	54,800
Noble Corporation*	689	48,602
Occidental Petroleum	2,032	162,316
Rowan Cos., Inc.	549	19,566
Schlumberger, Ltd.	2,978	289,313
Sunoco, Inc.	684	53,612
Transocean, Inc.*	1,669	116,313
Valero Energy Corp.	3,100	159,960
Weatherford Int’l., Ltd.*	1,757	63,603
Williams Cos., Inc.	2,897	67,123
XTO Energy, Inc.	1,836	80,674
		5,314,199
FINANCIAL (20.4%)
Ace, Ltd.	1,630	87,107
Aflac, Inc.	2,529	117,396
Allstate Corp.	3,279	177,296
AmSouth Bancorporation	1,767	46,313
Ambac Financial Group, Inc.	536	41,304
American Express Co.	6,277	323,014
American Int’l. Group, Inc.	13,122	895,314
Ameriprise Financial, Inc.	1,251	51,291

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Aon Corp.	1,618	58,167
Apartment Investment & Mgmt.Co	481	18,215
Archstone-Smith Trust	1,068	44,739
BB & T Corp.	2,742	114,917
Bank of America Corp.	20,303	936,983
Bank of New York Co., Inc.	3,894	124,024
Bear Stearns Cos., Inc.	573	66,199
CIT Group, Inc.	1,017	52,660
Capital One Financial Corp.	1,514	130,810
Charles Schwab Corp.	5,215	76,504
Chubb Corp.	1,011	98,724
Cincinnati Financial Corp.	881	39,363
Citigroup, Inc.	25,576	1,241,203
Comerica, Inc.	839	47,622
Compass Bancshares Inc.	627	30,278
Countrywide Financial Corp.	3,019	103,220
E*Trade Financial Corp.*	2,068	43,138
Equity Office Properties	2,053	62,267
Equity Residential	1,448	56,646
Fannie Mae	4,893	238,827
Federated Investors, Inc.	427	15,816
Fifth Third Bancorp	2,804	105,767
First Tennessee Natl. Bank	631	24,256
Franklin Resources, Inc.	748	70,319
Freddie Mac	3,484	227,679
Genworth Financial Inc.	1,904	65,840
Golden West Financial Corp.	1,288	85,008
Goldman Sachs Group, Inc.	2,279	291,051
Hartford Financial Svc Gp,Inc.	1,510	129,694
Huntington Bancshares, Inc.	1,154	27,408
J.P. Morgan Chase & Co.	17,689	702,076
Janus Capital Group	1,090	20,307
Jefferson-Pilot Corp.	673	38,314
KeyCorp.	2,064	67,968
Lehman Brothers Hlds.	1,354	173,542
Lincoln National Corp.	870	46,136
Loews Corp.	683	64,783
M & T Bank Corp.	407	44,383
MBIA, Inc.	670	40,307
MBNA Corp.	6,342	172,185

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
MGIC Investment Corp.	467	30,738
Marsh & McLennan Cos., Inc.	2,754	87,467
Marshall & Ilsley Corp.	1,054	45,364
Mellon Financial Corp.	2,108	72,199
Merrill Lynch & Co., Inc.	4,646	314,674
MetLife, Inc.	3,828	187,572
Moody’s Corp.	1,254	77,021
Morgan Stanley	5,449	309,176
National City Corp.	2,786	93,526
North Fork Bancorp, Inc.	2,412	65,992
Northern Trust Corp.	936	48,504
PNC Financial Services Group	1,477	91,323
Plum Creek Timber Co	927	33,418
Principal Financial Group Inc.	1,410	66,876
Progressive Corp. of Ohio	997	116,430
Prologis Trust	1,231	57,512
Prudential Financial, Inc.	2,553	186,854
Public Storage, Inc.	417	28,239
Regions Financial Corp.	2,322	79,320
SLM Corporation	2,105	115,964
Safeco Corp.	627	35,426
Simon Property Group	943	72,262
Sovereign Bancorp, Inc.	1,806	39,046
St. Paul Travelers Co., Inc.	3,501	156,390
State Street Corp.	1,658	91,920
Suntrust Banks, Inc.	1,828	133,005
Synovus Financial Corp.	1,572	42,460
T. Rowe Price Group, Inc.	654	47,108
Torchmark Corp.	526	29,246
UNUM Provident Corp.	1,502	34,170
US Bancorp	9,183	274,480
Vornado Realty Trust	600	50,082
Wachovia Corp.	7,854	415,162
Washington Mutual, Inc.	4,988	216,978
Wells Fargo & Company	8,454	531,165
XL Capital Limited	882	59,429
Zions Bancorporation	519	39,216
		12,112,094

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (12.7%)
Abbott Laboratories	7,837	309,013
Aetna, Inc.	1,446	136,372
Allergan, Inc.	659	71,146
Amerisource Bergen Corp.	1,054	43,636
Amgen, Inc.*	6,240	492,086
Applera Corp.-Applied Biosys	950	25,232
Bard (C.R.), Inc.	531	35,004
Bausch & Lomb, Inc.	264	17,926
Baxter Intl Inc	3,153	118,710
Becton Dickinson & Co.	1,274	76,542
Biogen Idec, Inc.*	1,707	77,378
Biomet, Inc.	1,258	46,005
Boston Scientific Corp.*	2,977	72,907
Bristol-Myers Squibb	9,891	227,295
CIGNA Corp.	636	71,041
Cardinal Health, Inc.	2,165	148,844
Caremark Rx, Inc.*	2,269	117,512
Chiron Corp.*	549	24,409
Coventry Health Care*	821	46,764
Express Scripts, Inc.*	736	61,677
Forest Laboratories, Inc.*	1,714	69,726
Genzyme Corp. (Genl. Div)*	1,305	92,368
Gilead Sciences, Inc.*	2,315	121,838
Guidant Corp.	1,677	108,586
HCA, Inc.	2,140	108,070
Health Management Associates	1,246	27,362
Hospira, Inc.*	806	34,481
Humana, Inc.*	819	44,496
IMS Health, Inc.	1,171	29,181
Johnson & Johnson	15,040	903,904
King Pharmaceuticals, Inc.*	1,219	20,625
Laboratory Corp. of America*	681	36,672
Lilly (Eli) & Co.	5,746	325,166
Manor Care, Inc.	399	15,868
McKesson Corp.	1,555	80,222
Medco Health Solutions*	1,555	86,769
Medimmune, Inc.*	1,242	43,495
Medtronic, Inc.	6,106	351,522
Merck & Co., Inc.	11,054	351,628
Millipore Corp.*	260	17,170

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Mylan Laboratories, Inc.	1,102	21,996
Patterson Cos Inc.*	699	23,347
PerkinElmer, Inc.	657	15,479
Pfizer, Inc.	37,266	869,043
Quest Diagnostics, Inc.	839	43,192
Schering-Plough Corp.	7,471	155,770
St. Jude Medical, Inc.*	1,853	93,021
Stryker Corp.	1,465	65,090
Tenet Healthcare Corp.*	2,373	18,177
Thermo Electron Corp.*	815	24,556
UnitedHealth Group, Inc.	6,889	428,082
Waters Corp.*	560	21,168
Watson Pharmaceuticals, Inc.*	513	16,678
WellPoint Inc*	3,333	265,940
Wyeth	6,786	312,631
Zimmer Holdings, Inc.*	1,247	84,098
		7,546,916
INDUSTRIAL (11.1%)
3M Company	3,842	297,755
Allied Waste Industries*	1,100	9,614
American Power Conversion	862	18,964
American Standard Cos.	925	36,954
Apollo Group, Inc. Cl A*	737	44,559
Avery Dennison Corp.	557	30,785
Block (H. & R.), Inc.	1,656	40,655
Boeing Co.	4,081	286,649
Burlington North Santa Fe	1,883	133,354
CSX Corp.	1,094	55,542
Caterpillar, Inc.	3,439	198,671
Cendant Corp.	5,179	89,338
Cintas Corp.	696	28,661
Cooper Industries, Ltd.*	467	34,091
Cummins, Inc.	234	20,997
Danaher Corp.	1,198	66,824
Deere & Co.	1,218	82,958
Donnelley R.R. &Sons	1,099	37,597
Dover Corp.	1,021	41,340
Eaton Corp.	743	49,848
Emerson Electric Co.	2,083	155,600
Equifax, Inc.	657	24,979

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL ( Cont’d.)
FedEx Corp.	1,527	157,877
Fisher Scientific Intl.*	615	38,044
Fluor Corp.	437	33,763
General Dynamics Corp.	1,013	115,533
General Electric Co.	53,417	1,872,266
Goodrich Corporation	613	25,194
Grainger (W.W.), Inc.	382	27,160
Honeywell International, Inc.	4,261	158,722
ITT Industries, Inc.	467	48,017
Illinois Tool Works, Inc.	1,035	91,070
Ingersoll Rand Co.*	1,673	67,539
L-3 Communications Hldgs., Inc	598	44,461
Lockheed Martin Corp.	1,808	115,043
Masco Corp.	2,143	64,697
Monster Worldwide, Inc.*	614	25,063
Navistar International Corp.*	311	8,901
Norfolk Southern	2,055	92,126
Northrop Grumman Corp	1,800	108,180
PACCAR, Inc.	857	59,330
Pall Corp.	627	16,841
Parker Hannifin Corp.	603	39,774
Pitney Bowes, Inc.	1,154	48,757
Raytheon Co.	2,258	90,659
Robert Half Intl., Inc.	854	32,358
Rockwell Automation, Inc.	906	53,599
Rockwell Collins	873	40,568
Ryder System, Inc.	316	12,962
Southwest Airlines Co.	3,527	57,949
Textron, Inc.	666	51,269
Tyco International, Ltd.	10,177	293,708
Union Pacific Corp.	1,330	107,078
United Parcel Service Cl B	5,582	419,487
United Technologies Corp.	5,150	287,937
Waste MGT Inc.	2,790	84,677
		6,576,344
TECHNOLOGY (14.5%)
ADC Telecommunications, Inc.*	587	13,114
Adobe Systems, Inc.*	3,039	112,321
Advanced Micro Devices, Inc.*	2,043	62,516
Affiliated Computer Svcs.*	624	36,928

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Agilent Technologies, Inc.*	2,078	69,177
Altera Corp.*	1,832	33,947
Analog Devices, Inc.	1,855	66,539
Andrew Corp.*	819	8,788
Apple Computer, Inc.*	4,261	306,323
Applied Materials, Inc.	8,202	147,144
Applied Micro Circuits Corp.*	1,510	3,881
Autodesk, Inc.*	1,167	50,123
Automatic Data Processing	2,915	133,769
Avaya, Inc.*	2,117	22,588
BMC Software, Inc.*	1,093	22,396
Broadcom Corp. Cl A*	1,462	68,933
Ciena Corp.*	2,914	8,655
Cisco Systems, Inc.*	31,054	531,644
Citrix Systems, Inc.*	892	25,672
Computer Associates Intl., Inc	2,320	65,401
Computer Sciences Corp.*	932	47,196
Compuware Corp.*	1,956	17,545
Comverse Technology, Inc.*	1,015	26,989
Convergys Corp.*	701	11,111
Corning, Inc.*	7,704	151,461
Dell, Inc.*	11,898	356,821
EMC Corp.*	12,086	164,611
Electronic Arts, Inc.*	1,520	79,511
Electronic Data Systems Corp.	2,637	63,393
First Data Corp.	3,863	166,148
Fiserv, Inc.*	933	40,371
Freescale Semiconductor Cl A*	2,075	52,228
Gateway, Inc.*	1,339	3,361
Hewlett-Packard Co.	14,484	414,677
IBM Corp.	7,985	656,367
Intel Corp.	30,480	760,781
Intuit, Inc.*	895	47,704
JDS Uniphase Corp.*	8,354	19,715
Jabil Circuit, Inc.*	880	32,639
KLA Tencor Corp.	996	49,133
LSI Logic Corp.*	1,980	15,840
Lexmark Int’l, Inc.*	594	26,629
Linear Technology Corp.	1,547	55,800
Lucent Technologies*	22,471	59,773

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Maxim Integrated Products, Inc	1,653	59,905
Mercury Interactive Corp.*	438	12,172
Micron Technology, Inc.*	3,124	41,580
Microsoft Corp.	46,280	1,210,222
Molex, Inc. Cl A	731	18,969
Motorola, Inc.	12,592	284,453
NCR Corp.*	937	31,802
NVIDIA Corporation*	865	31,624
National Semiconductor Corp.	1,728	44,893
Network Appliance, Inc.*	1,881	50,787
Novell, Inc.*	1,926	17,007
Novellus Systems, Inc.*	674	16,257
Oracle Corp.*	19,013	232,149
PMC Sierra, Inc.*	919	7,085
Parametric Technology Corp.*	1,373	8,375
Paychex, Inc.	1,679	64,003
QLogic Corp.*	408	13,264
Qualcomm, Inc.	8,312	358,081
Sabre Group Holdings, Inc.	661	15,937
Sanmina Corp.*	2,650	11,289
Scientific-Atlanta, Inc.	772	33,250
Siebel Systems, Inc.	2,675	28,302
Solectron Corp.*	4,619	16,906
Sun Microsystems, Inc.*	17,261	72,324
Symantec Corp.*	5,467	95,673
Symbol Technologies, Inc.	1,269	16,269
Tektronix, Inc.	426	12,017
Tellabs, Inc.*	2,267	24,710
Teradyne, Inc.*	992	14,453
Texas Instruments, Inc.	8,183	262,429
Unisys Corp.*	1,717	10,010
Xerox Corp.*	4,855	71,126
Xilinx, Inc.	1,762	44,420
Yahoo!, Inc.*	6,383	250,086
		8,591,492
TELECOMMUNICATIONS (2.9%)
AT & T, Inc.	19,749	483,653
Alltel Corp.	1,936	122,162
BellSouth Corp.	9,238	250,350
CenturyTel, Inc.	662	21,952

	Shares	Value($)
COMMON STOCKS:
TELECOMMUNICATIONS (Cont’d.)
Citizens Communications Co.	1,688	20,644
Qwest Communications Intl.*	7,805	44,098
Sprint Nextel Corp	14,936	348,905
Verizon Communications	13,978	421,017
		1,712,781
UTILITIES (3.2%)
AES Corp.*	3,293	52,128
Allegheny Energy, Inc.*	823	26,048
Ameren Corp.	1,027	52,623
American Electric Power, Inc.	1,982	73,512
CINergy Corp.	1,003	42,587
CMS Energy Corp.*	1,105	16,034
Centerpoint Energy, Inc.	1,561	20,059
Consolidated Edison, Inc.	1,232	57,079
Constellation Energy Group	897	51,667
DTE Energy Co.	897	38,741
Dominion Resources, Inc.	1,756	135,563
Duke Energy Corp.	4,689	128,713
Dynergy, Inc.*	1,519	7,352
Edison International	1,643	71,651
Entergy Corp.	1,052	72,220
Exelon Corp.	3,381	179,666
FPL Group, Inc.	1,996	82,954
FirstEnergy Corp.	1,663	81,470
Keyspan Corporation	879	31,372
NiSource, Inc.	1,374	28,662
Nicor, Inc.	217	8,530
PG & E Corp.	1,735	64,403
PPL Corporation	1,913	56,242
Peoples Energy Corp.	187	6,558
Pinnacle West Capital Corp.	498	20,592
Progress Energy, Inc.	1,267	55,647
Public Svc. Enterprise Group	1,267	82,317
Sempra Energy	1,291	57,888
Southern Co.	3,749	129,453
TXU Corp.	2,441	122,514

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Teco Energy, Inc.	1,048	18,005
Xcel Energy, Inc.	2,030	37,474
		1,909,724

TOTAL COMMON STOCKS (Cost: $54,974,333 ) 96.0%		56,938,108

* Non-income producing security.

	Rate(%)	Maturity	Face Amount($ )	Value($ )
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill (a)	3.87	03/30/06	200,000	198,038

U.S. GOVERNMENT AGENCIES (3.3%)
Federal National Mtge. Assoc.	3.25	01/03/06	1,970,000	1,969,466

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,167,552) 3.6%				2,167,504

TEMPORARY CASH INVESTMENTS ** (Cost: $202,200) 0.4%				202,200

TOTAL INVESTMENTS (Cost: $57,344,085) 100.0%				59,307,812

OTHER NET ASSETS 0.0% (b)				7,616

NET ASSETS 100.0%				$59,315,428

(a)   This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b)   Less than 0.05%

**   The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash,subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund.  The annual rate of interest  earned on this temporary cash investment at December 30, 2005 was 3.79%.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
7 S&P 500 Stock Index Futures Contracts	March 2006	$2,195,900	$(47,775)

Face value of futures purchased and oustanding as a percentage of total investments in securities:  3.7%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (5.3%)
Airgas, Inc.	3,043	100,115
Albemarle Corp.	1,738	66,652
Arch Coal, Inc.	2,938	233,571
Bowater, Inc.	2,544	78,152
Cabot Corp.	2,823	101,063
Chemtura Corp.	10,894	138,354
Cytec Industries, Inc.	1,801	85,782
FMC Corp.*	1,724	91,665
Ferro Corp.	1,906	35,757
Glatfelter	2,002	28,408
Longview Fibre Co.	2,324	48,362
Lubrizol Corp.	3,088	134,112
Lyondell Chemical Co.	9,315	221,883
Martin Marietta Materials, Inc	2,106	161,572
Minerals Technologies, Inc.	921	51,475
Olin Corp.	3,253	64,019
Packaging Corp of America	2,850	65,408
Peabody Energy Corp.	5,967	491,800
Potlatch Corp.*	1,322	67,396
RPM International Inc.	5,352	92,964
Scotts Co. Cl A	2,054	92,923
Sensient Technologies Corp.	2,137	38,252
Sonoco Products Co.	4,503	132,388
Steel Dynamics, Inc.	1,744	61,929
Valspar Corp.	4,606	113,630
Worthington Industries, Inc.	3,241	62,260
		2,859,892

CONSUMER, CYCLICAL (13.9%)
99 Cent Only Stores*	2,183	22,834
Abercrombie & Fitch Co. Cl A	3,982	259,547
Advance Auto Parts*	4,913	213,519
Aeropostale, Inc.*	2,468	64,908
American Eagle Outfitters	5,974	137,283
American Greetings Corp. Cl A	2,984	65,558
Ann Taylor Stores Corp.*	3,301	113,951
Applebees Intl., Inc.	3,464	78,252
ArvinMeritor, Inc.	3,195	45,976
Bandag, Inc.	534	22,786
Barnes & Noble, Inc.	2,390	101,981
Beazer Homes USA, Inc.	1,871	136,284

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Belo Corporation	4,299	92,042
Blyth, Inc.	1,212	25,391
Bob Evans Farms, Inc.	1,626	37,496
Borders Group, Inc.	3,032	65,703
Borg-Warner, Inc.	2,589	156,971
Boyd Gaming Corp.	1,976	94,176
Brinker International, Inc.	3,906	151,006
CBRL Group, Inc.	2,129	74,834
Callaway Golf Co.	2,985	41,312
CarMax, Inc.*	4,754	131,591
Catalina Marketing Corp.	1,788	45,326
Cheesecake Factory, Inc.*	3,566	133,314
Chico’s FAS, Inc.*	8,221	361,149
Claire’s Stores, Inc.	4,516	131,958
Dollar Tree Stores*	4,831	115,654
Emmis Communications Cl A*	1,668	33,210
Entercom Communications*	1,734	51,448
Foot Locker, Inc.	7,087	167,182
Furniture Brands Intl., Inc.	2,310	51,582
GTECH Holdings Corp.	5,677	180,188
Gamestop Corp.*	2,595	82,573
Gentex Corp.	7,056	137,592
Harman Intl. Inds	2,999	293,452
Harte-Hanks, Inc.	2,578	68,033
Hovanian Enterprises, Inc.*	1,629	80,864
International Speedway Corp.	1,601	76,688
Lear Corp.	3,053	86,888
Lee Enterprises	2,069	76,367
Media General Inc. Cl A	1,093	55,415
Michaels Stores, Inc.	6,071	214,731
Modine Manufacturing Co.	1,565	51,003
Mohawk Industries, Inc.*	2,403	209,013
O’Reilly Automotive, Inc.*	5,087	162,835
Outback Steakhouse, Inc.	2,987	124,289
Pacific Sunwear of Calif*	3,369	83,955
Payless Shoesource, Inc.*	3,116	78,212
PetSmart, Inc.	6,375	163,583
Pier 1 Imports, Inc.	3,937	34,370
Polo Ralph Lauren Corp.	2,761	155,003
Reader’s Digest Assn.	4,474	68,094

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Regis Corporation	2,052	79,146
Rent-A-Center, Inc.*	3,223	60,786
Ross Stores, Inc.	6,564	189,700
Ruby Tuesday, Inc.	2,843	73,605
Ryland Group, Inc.	2,123	153,132
Saks Incorporated*	6,312	106,420
Scholastic Corp.*	1,619	46,158
Thor Industries, Inc.	1,571	62,950
Timberland Company Cl A*	2,492	81,115
Toll Brothers, Inc.*	5,383	186,467
Tupperware Corp.	2,425	54,320
Urban Outfitters, Inc.*	5,010	126,803
Valassis Communication, Inc.*	2,161	62,820
Washington Post Co. Cl B	266	203,490
Westwood One, Inc.	2,979	48,558
Williams-Sonoma, Inc.*	5,242	226,192
		7,469,034
CONSUMER, NON-CYCLICAL (2.1%)
BJ’s Wholesale Club, Inc.*	3,072	90,808
Church & Dwight	2,913	96,216
Dean Foods Co*	6,113	230,216
Energizer Holdings, Inc.*	2,966	147,677
Hormel Foods Corp.	3,320	108,498
J.M. Smucker Co.	2,658	116,952
Lancaster Colony Corp.	1,156	42,830
PepsiAmericas, Inc.	2,791	64,919
Ruddick Corp.	1,576	33,537
Smithfield Foods, Inc.*	4,494	137,516
Tootsie Roll Inds., Inc.	1,146	33,154
Universal Corp.	1,169	50,688
		1,153,011
ENERGY (7.1%)
Cooper Cameron Corp.*	5,121	212,009
Denbury Resources, Inc.*	5,198	118,410
ENSCO International, Inc.	6,960	308,676
FMC Technologies Inc.*	3,120	133,910
Forest Oil Corp.*	2,483	113,150
Grant Prideco, Inc.*	5,839	257,617
Hanover Compressor Co.*	4,170	58,839
Helmerich & Payne, Inc.	2,362	146,231

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
NewField Exploration Company*	5,778	289,304
Noble Energy, Inc.	7,944	320,143
Overseas Shipholding Group	1,346	67,825
Patterson UTI Energy, Inc.	7,847	258,559
Pioneer Natural Resources Co.	5,841	299,468
Plains Exploration & Prod. Co.	3,562	141,518
Pogo Producing Co.	2,717	135,334
Pride International, Inc.*	7,195	221,246
Quicksilver Resources*	3,035	127,500
Smith International, Inc.	9,100	337,701
Tidewater, Inc.	2,747	122,132
Western Gas Resources	2,614	123,093
		3,792,665
FINANCIAL (17.6%)
AMB Property Corp.	3,874	190,485
AmerUs Group Co.	1,755	99,456
American Financial Group	2,110	80,834
Americredit Corp.*	6,259	160,418
Associated Banc-Corp.	6,197	201,712
Astoria Financial Corp.	4,011	117,923
Bank of Hawaii Corp	2,330	120,088
Berkley (WR) Corp.	5,084	242,100
Brown & Brown Inc.	5,050	154,227
Cathay General Bancorp	2,278	81,871
City National Corp.	1,879	136,115
Colonial BancGroup, Inc.	7,009	166,954
Commerce Bancorp, Inc. NJ	7,886	271,357
Cullen Frost Bankers, Inc.	2,143	115,036
Developers Divers Rlty	4,947	232,608
Eaton Vance Corp.	5,928	162,190
Edwards (A.G.), Inc.	3,483	163,213
Everest RE Group*	2,810	281,984
Fidelity Natl. Finl., Inc.	7,880	289,905
First American Corp.	4,346	196,874
Firstmerit Corp.	3,775	97,810
GATX Corp.	2,298	82,912
Gallagher (Arthur J.) & Co.	4,323	133,494
Greater Bay Bancorp	2,292	58,721
HCC Insurance Holdings Inc.	4,804	142,583
Hanover Insurance Group	2,432	101,585

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Highwoods Properties, Inc.	2,454	69,816
Horace Mann Educators Corp.	1,953	37,029
Hospitality Properties Trust	3,271	131,167
Independence Community Bank	3,352	133,175
Indymac Bancorp, Inc.	2,915	113,743
Investors Financial Services	2,951	108,685
Jefferies Group	2,247	101,070
Labranche & Co.*	2,758	27,883
Legg Mason, Inc.	5,533	662,245
Leucadia National	3,735	177,263
Liberty Property Trust	4,007	171,700
Macerich Co.	2,716	182,352
Mack-Cali Realty Corp.	2,813	121,522
Mercantile Bankshares Corp.	3,730	210,521
Mercury General Corporation	1,613	93,909
MoneyGram International, Inc.	3,868	100,877
New Plan Excel Realty Trust	4,733	109,711
New York Community Bancorp	10,764	177,821
Ohio Casualty Corp.	2,889	81,816
Old Republic Intl. Corp.	8,321	218,509
PMI Group, Inc.	4,067	167,032
Protective Life Corp.	3,169	138,707
Radian Group, Inc.	3,771	220,943
Raymond James Financial, Inc.	2,588	97,490
Rayonier, Inc.	3,444	137,243
Regency Centers Corp.	3,088	182,038
SEI Investments	2,884	106,708
SVB Financial Group*	1,614	75,600
StanCorp Financial GP	2,479	123,826
TCF Financial	5,163	140,124
Texas Regional Bancshares	1,874	53,034
United Dominion Rlty.Tr., Inc.	6,230	146,031
Unitrin Inc.	2,064	92,983
Waddell & Reed Financial, Inc.	3,805	79,791
Washington Federal Inc.	3,948	90,764
Webster Financial Corp.	2,450	114,905
Weingarten Realty Investors	3,653	138,120
Westamerica Bancorp	1,458	77,376
Wilmington Trust Corp.	3,081	119,882
		9,415,866

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (10.6%)
Advanced Medical Optics, Inc.*	3,030	126,654
Apria Healthcare Group, Inc.*	2,252	54,296
Barr Pharmaceuticals, Inc.*	4,886	304,349
Beckman Coulter, Inc.	2,820	160,458
Cephalon, Inc.*	2,641	170,978
Charles River Laboratories Inc	3,284	139,143
Community Health Systems Inc.*	4,020	154,127
Covance, Inc.*	2,835	137,639
Cytyc Corp.*	5,175	146,090
Dentsply International, Inc.	3,571	191,727
Edwards Lifesciences Corp.*	2,720	113,179
Gen-Probe, Inc.*	2,306	112,510
Health Net, Inc.*	5,200	268,060
Hillenbrand Industries, Inc.	2,780	137,360
Inamed Corp.*	1,652	144,847
Intuitive Surgical, Inc.*	1,611	188,922
Invitrogen Corp.*	2,400	159,936
Ivax Corp.*	9,945	311,577
Lifepoint Hospitals, Inc.*	2,592	97,200
Lincare Holdings, Inc.*	4,416	185,075
Millennium Pharmaceuticals Inc	14,099	136,760
Omnicare, Inc.	5,423	310,304
Par Pharmaceutical Cos Inc*	1,556	48,765
Pdl BioPharma Inc*	5,133	145,880
Perrigo Co.	3,776	56,300
Renal Care Group, Inc.*	3,098	146,566
Schein (Henry), Inc.*	3,965	173,033
Sepracor, Inc.*	4,818	248,609
Steris Corp.	3,098	77,512
Techne Corp.*	1,770	99,386
Triad Hospitals, Inc.*	3,915	153,585
UnitedHealth Group, Inc.	1	50
Universal Health Services Cl B	2,478	115,822
VCA Antech, Inc.*	3,753	105,835
Valeant Pharmaceuticals	4,213	76,171
Varian Medical Systems, Inc.*	5,974	300,731
Varian, Inc.*	1,414	56,263
Vertex Pharmaceutical*	4,502	124,570
		5,680,269

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (13.7%)
ADESA, Inc.	4,073	99,463
AGCO Corp.*	4,113	68,152
Affymetrix, Inc.*	3,050	145,638
AirTran Holdings, Inc.*	3,988	63,928
Alaska Air Group, Inc.*	1,512	54,009
Alexander & Baldwin, Inc.	1,994	108,155
Alliant TechSystems Inc.*	1,664	126,747
Ametek, Inc.	3,181	135,320
Banta Corp.	1,093	54,431
C.H. Robinson Worldwide, Inc.	7,762	287,427
CNF Inc.	2,370	132,459
Career Education Corp.*	4,449	150,020
Carlisle Companies, Inc.	1,393	96,326
ChoicePoint, Inc.*	4,073	181,289
Copart, Inc.*	3,161	72,893
Corinthian Colleges, Inc.*	4,152	48,911
Corporate Executive Board Co.	1,795	161,012
Crane Co.	2,262	79,781
DeVry, Inc.*	2,664	53,280
Deluxe Corp.	2,303	69,412
Donaldson Company, Inc.	3,099	98,548
Dun & Bradstreet*	3,015	201,884
Dycom Industries, Inc.*	1,823	40,106
Education Management Corp.*	3,037	101,770
Expeditors Int’l Wash., Inc.	4,850	327,424
Fastenal Co.	5,634	220,796
Federal Signal Corp.	2,184	32,782
Flowserve Corporation*	2,515	99,493
Graco, Inc.	3,113	113,562
Granite Construction	1,499	53,829
HNI Corporation	2,488	136,666
Harsco Corp.	1,896	127,999
Hubbell, Inc. Cl B	2,758	124,441
Hunt (JB) Transport Svcs., Inc	5,619	127,214
ITT Educational Services, Inc.	1,725	101,965
Jacobs Engineering Group, Inc.	2,642	179,313
JetBlue Airways Corp*	6,837	105,153
Joy Global, Inc.	5,517	220,680
Kelly Services, Inc.	876	22,969
Kennametal, Inc.	1,746	89,116

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Korn/Ferry International*	1,914	35,773
Laureate Education, Inc.*	2,260	118,673
MSC Ind. Direct Co. Cl A	2,450	98,539
Manpower, Inc.	3,964	184,326
Martek Biosciences Corp.*	1,443	35,512
Miller (Herman), Inc.	3,136	88,404
Mine Safety Appliances Co.	1,198	43,380
Navigant Consulting Co.*	2,293	50,400
Nordson Corp.	1,486	60,198
Pentair, Inc.	4,595	158,619
Precision Castparts Corp.	6,034	312,622
Quanta Services, Inc.*	5,367	70,683
Republic Services, Inc.	5,544	208,177
Rollins, Inc.	1,343	26,471
SPX, Inc.	2,993	136,990
Sequa Corp. Cl A*	291	20,094
Sotheby’s Holdings*	2,036	37,381
Stericycle, Inc.*	2,004	117,996
Swift Transportation Co., Inc.	2,380	48,314
Tecumseh Products Co. Cl A*	841	19,267
Teleflex, Inc.	1,839	119,498
The Brink’s Company	2,673	128,063
Thomas & Betts Corp.*	2,405	100,914
Timken Co.	3,779	121,004
Trinity Industries	1,980	87,259
United Rentals*	3,045	71,222
Werner Enterprises, Inc.	2,349	46,275
Yellow Roadway Corp.*	2,635	117,547
		7,377,964
TECHNOLOGY (14.3%)
3Com Corp.*	17,573	63,263
Activision, Inc.*	12,429	170,774
Acxiom Corp.	3,440	79,120
Adtran, Inc.	3,076	91,480
Advent Software, Inc.*	723	20,902
Alliance Data Systems*	3,113	110,823
Amphenol Corp Cl A	4,042	178,899
Anteon International Corp.*	1,485	80,710
Arrow Electronics*	5,430	173,923
Atmel Corp.*	19,312	59,674

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Avnet, Inc.*	6,627	158,650
Avocent Corp.*	2,224	60,471
BISYS Group, Inc.*	5,486	76,859
CDW Corp.	2,858	164,535
CSG Systems Intl., Inc.*	2,207	49,260
Cabot MicroElectronics Corp.*	1,109	32,527
Cadence Design Systems, Inc.*	12,884	217,997
Ceridian Corp.*	6,597	163,935
Certegy, Inc.	2,820	114,379
CheckFree Corp.*	4,123	189,246
Cognizant Tech Solutions*	6,276	315,997
CommScope, Inc.*	2,498	50,285
Credence Systems Corp.*	4,523	31,480
Cree , Inc.*	3,438	86,775
Cypress Semiconductor Corp.*	6,147	87,595
DST Systems, Inc.*	2,869	171,882
Diebold, Inc.	3,148	119,624
F5 Networks, Inc.*	1,790	102,370
Fair Isaac Corporation	2,974	131,362
Fairchild Semiconductor Intl.*	5,453	92,210
Gartner, Inc.*	2,620	33,798
Harris Corp.	6,075	261,286
Henry (Jack) & Associates	3,398	64,834
Imation Corp.	1,549	71,362
Ingram Micro, Inc.*	5,260	104,832
Integrated Device Tech., Inc.*	9,066	119,490
International Rectifier*	3,214	102,527
Intersil Corp. Cl A	7,016	174,558
Kemet Corp.*	3,940	27,856
Lam Research Corp.*	6,176	220,360
Lattice Semiconductor Corp.*	5,169	22,330
MEMC Elect. Materials, Inc*	7,500	166,275
MPS Group, Inc.*	4,589	62,732
Macrovision Corp.*	2,312	38,680
McAfee, Inc.*	7,619	206,703
McData Corporation Cl A*	6,947	26,399
Mentor Graphics Corp.*	3,600	37,224
Micrel, Inc.*	2,964	34,382
Microchip Technology, Inc.	9,545	306,872
National Instruments Corp.	2,516	80,638

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Newport Corp.*	1,812	24,534
Plantronics, Inc.	2,149	60,817
Plexus Corp.*	1,982	45,071
Polycom, Inc.*	4,272	65,362
Powerwave Technologies, Inc.*	5,023	63,139
RF Micro Devices*	8,585	46,445
RSA Security, Inc.*	3,227	36,239
Reynolds & Reynolds Co.	2,327	65,319
SRA International, Inc. Cl A*	1,688	51,552
Sandisk Corp.*	8,361	525,238
Semtech Corp.*	3,308	60,404
Silicon Laboratories, Inc.*	2,032	74,493
Sybase, Inc.*	4,137	90,435
Synopsys, Inc.*	6,554	131,473
Tech Data Corp.*	2,564	101,740
Transaction Systems Architects	1,691	48,684
Triquint Semiconductor, Inc.*	6,365	28,324
Utstarcom, Inc.*	4,773	38,470
Vishay Intertechnology, Inc.*	8,361	115,047
Western Digital Corp.*	9,796	182,303
Wind River Systems*	3,395	50,144
Zebra Technologies Cl A*	3,195	136,906
		7,652,284
TELECOMMUNICATIONS (0.4%)
Cincinnati Bell, Inc.*	11,180	39,242
Telephone & Data Systems, Inc.	4,668	168,188
		207,430
UTILITIES (7.4%)
AGL Resources, Inc.	3,520	122,531
Alliant Energy Corp.	5,298	148,556
Aqua America, Inc.	5,843	159,455
Aquila, Inc.*	16,957	61,045
Black Hills Corp.	1,504	52,053
DPL, Inc.	5,791	150,624
Duquesne Light Holdings, Inc.	3,538	57,740
Energy East Corporation	6,711	153,011
Equitable Resources, Inc.	5,489	201,391
Great Plains Energy Inc.	3,396	94,952
Hawaiian Electric Inds.	3,682	95,364
IdaCorp, Inc.	1,922	56,315

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
MDU Resources Group	5,447	178,335
NSTAR	4,859	139,453
National Fuel Gas Co.	3,828	119,395
Northeast Utilities	6,815	134,187
OGE Energy Corp.	4,108	110,053
Oneok, Inc.	4,431	117,998
PNM Resources, Inc.	3,126	76,556
Pepco Holdings, Inc.	8,590	192,158
Puget Energy, Inc.	5,242	107,042
Questar Corp.	3,869	292,883
SCANA Corp.	5,199	204,737
Sierra Pacific Resources*	8,330	108,623
Southwestern Energy Co.*	7,277	261,535
Vectren Corporation	3,462	94,028
WGL Holdings, Inc.	2,215	66,583
WPS Resources	1,815	100,388
Westar Energy, Inc.	3,945	84,818
Wisconsin Energy Corp.	5,322	207,878
		3,949,687

TOTAL COMMON STOCKS (Cost: $42,088,351) 92.4%		49,558,102

* Non-income producing security.

			Face
	Rate(%)	Maturity	Amount($ )	Value($ )
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	3.87	03/30/06	200,000	198,004

COMMERCIAL PAPER (6.2%)
Federal National Mtge. Assoc.	3.25	01/03/06	3,310,000	3,309,103

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,507,189) 6.6%				3,507,107

TEMPORARY CASH INVESTMENTS ** (Cost: $185,400) 0.3%				185,400

TOTAL INVESTMENTS (Cost: $45,780,939) 99.3%				53,250,609

OTHER NET ASSETS 0.7%				380,951

NET ASSETS 100.0%				$53,631,560

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 30, 2005 was 3.79%.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2005:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

10 S&P MidCap 400 Stock Index Futures Contracts	March 2006	$3,716,000	$(55,000)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 6.9%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (4.0%)
Century Aluminum Company*	2,710	71,029
Commercial Metals Co.	4,350	163,299
Cytec Industries, Inc.	1,720	81,924
Georgia Gulf Corp.	740	22,511
Glatfelter	3,350	47,537
Longview Fibre Co.	4,640	96,558
Lubrizol Corp.	2,370	102,929
Oregon Steel Mills, Inc.*	2,600	76,492
Steel Dynamics, Inc.	1,330	47,228
U.S. Concrete, Inc.*	1,950	18,486
		727,993
CONSUMER, CYCLICAL (10.6%)
A.C.More Arts & Crafts, Inc.*	1,700	24,735
Aaron Rents, Inc	1,900	40,052
Audiovox Corp. Cl A*	11,740	162,716
Crown Holdings, Inc.*	11,880	232,016
Gamestop Corp.*	5,151	163,905
Guitar Center, Inc.*	829	41,458
Hibbett Sporting Goods, Inc.*	3,975	113,208
Hot Topic, Inc.*	1,900	27,075
Hudson Highland Group*	3,860	67,010
Landry’s Restaurant Inc.	2,700	72,117
Lithia Motors, Inc. Cl A	1,360	42,758
Lone Star Steakhouse	1,660	39,408
Omega Protein Corp.*	4,140	27,779
P.F. Changs China Bistro, Inc.	1,219	60,499
Pacific Sunwear of Calif*	2,000	49,840
Payless Shoesource, Inc.*	2,700	67,770
Pinnacle Entertainment, Inc.*	2,976	73,537
Red Robin Gourmet Burgers*	1,159	59,063
Sunopta*	3,680	19,357
Sunterra Corporation*	6,280	89,302
The Bombay Company, Inc.*	17,920	53,043
The Warnaco Group, Inc.*	4,041	107,976
Wild Oaks Markets, Inc.*	7,080	85,526
Winnebago Industries, Inc.	1,300	43,264
Wolverine World Wide, Inc.	7,456	167,462
		1,930,876

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (3.0%)
Alkermes, Inc.*	2,459	47,016
Chiquita Brands Intl., Inc.	4,490	89,845
Conmed Corp.*	2,220	52,525
Hologic, Inc.*	1,200	45,504
Longs Drug Stores Corp.	3,720	135,371
MGI Pharma, Inc.*	4,056	69,601
Serologicals Corp.*	3,624	71,538
Sovran Self - Storage, Inc.	520	24,424
Walter Industries, Inc.	430	21,380
		557,204
ENERGY (6.8%)
CNX Gas Corp.*	3,520	73,040
Crosstex Energy, Inc.	620	39,097
Denbury Resources, Inc.*	2,856	65,060
Holly Corp.	1,495	88,011
NS Group, Inc.*	6,230	260,476
Range Resources Corp.	12,020	316,607
Todco Cl A	3,540	134,732
Unisource Energy Corp.	3,390	105,768
Whittier Energy*	14,600	153,300
		1,236,091
FINANCIAL (23.3%)
Acadia Realty Trust	2,010	40,301
American Home Mortgage Inves	1,550	50,484
Amli Residential Properties	820	31,201
Argonaut Group, Inc.*	1,671	54,759
Assured Guaranty Co.*	4,760	120,856
Bank Mutual Corp.	8,030	85,118
BankAtlantic Bancorp, Inc. A	8,730	122,220
Banner Corporation	1,630	50,856
Boykin Lodging Company*	1,620	19,796
Brookline Bankcorp	8,910	126,255
Ceres Group, Inc.*	2,740	14,166
Choice Hotels Intl., Inc.	2,372	99,055
Columbia Banking System	2,105	60,098
Conseco, Inc.*	4,300	99,631
ECC Capital Corp.	10,120	22,871
Equity Inns, Inc.	8,990	121,815
First Financial Holdings, Inc.	1,631	50,104
First Niagara Financial Grp.	7,890	114,168

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d)
First State Bank Corporation	6,000	143,940
Getty Realty Corp.	1,344	35,334
Highwoods Properties, Inc.	2,830	80,514
IShares Russell 200 Growth	1,700	118,405
IShares Russell 200 Growth*	2,680	178,810
IShares Russell Micropac	1,700	86,955
Iberia Bank Corp.	400	20,404
JER Investors Trust, Inc.	2,160	36,612
Jackson Hewitt Tax Service	750	20,783
KNBT Bancorp, Inc.	6,220	101,324
Knight Capital Group Inc.*	2,510	24,824
La Salle Hotel Properties	2,200	80,784
LandAmerica Financial Group	1,950	121,680
Lazard, Ltd. Cl A*	1,300	41,470
MAF Bancorp	2,840	117,519
Max Re Capital, Ltd.*	1,700	44,149
Medical Properties Trust Inc	9,810	95,942
Mid-America Apt. Communities	1,570	76,145
MoneyGram International, Inc.	2,425	63,244
NASDAQ Stock Market, Inc.*	1,200	42,216
National Financial Partners	1,890	99,320
NewAlliance Bankshare	8,180	118,937
PHH Corp.*	4,350	121,887
Pennsylvania REIT	1,590	59,402
Placer Sierra Banschares	2,830	78,419
Platinum Underwriters Hldgs.*	2,015	62,606
PrivateBancorp, Inc.	2,229	79,286
Provident Financial Services	6,660	123,277
Santander Bancorp	2,563	64,383
Sterling Financial Corp.	5,062	126,449
Stewart Information Services	1,400	68,138
Summit Bancshares, Inc. (TX)	2,912	52,358
Sws Group, Inc.	3,050	63,867
Taberna Realty Fin. Trust	9,900	118,800
Texas Regional Bancshares	2,740	77,542
Tower Group, Inc.	2,320	50,994
Vintage Wine Trust, Inc.	8,660	86,600
		4,267,073

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (7.0%)
Adolor Corporation*	1,300	18,980
Advanced Medical Optics, Inc.*	2,738	114,448
Amedisys, Inc.*	1,670	70,541
Amylin Pharmaceuticals, Inc.*	2,001	79,880
Arthrocare Corp.*	700	29,498
CV Therapeutics, Inc.*	2,372	58,660
Caliper Life Sciences, Inc.*	6,900	40,572
Conceptus, Inc.*	1,400	17,668
DJ Orthopedics, Inc.*	1,675	46,197
Digene Corp.*	3,400	99,178
Genesis HealthCare Corp.*	1,150	41,998
Human Genome Sciences, Inc.*	4,650	39,804
Inspire Pharmaceuticals, Inc.*	3,640	18,491
Intuitive Surgical, Inc.*	300	35,181
Keryx Biopharmaceuticals, Inc.	1,400	20,496
Kyphon, Inc.*	700	28,581
Myogen, Inc.*	1,320	39,732
Nuvasive, Inc.*	1,700	30,770
Psychiatric Solutions*	700	41,118
Senomyx, Inc.*	1,400	16,968
Steris Corp.	1,645	41,158
Theravance, Inc.*	1,849	41,639
Thoratec Corp.*	1,700	35,173
United Surgical Partners, Inc.	2,104	67,644
Valeant Pharmaceuticals	1,406	25,420
Ventana Medical Systems, Inc.*	2,882	122,053
Viasys Healthcare, Inc.*	2,430	62,451
		1,284,299
INDUSTRIAL (20.6%)
Actuant Corp. Cl A	1,650	92,070
Acuity brands, Inc.	1,200	38,160
Agnico-Eagle Mines, Ltd.	5,152	101,804
Apogee Enterprises, Inc.	8,610	139,654
Aspect Medical Systems, Inc.*	840	28,854
Baker (Michael) Corp.*	1,400	35,770
Benchmark Electronics*	3,591	120,765
Cal Dive International, Inc.*	3,302	118,509
Champion Enterprises, Inc.*	15,700	213,834
Conexant Systems, Inc.*	15,890	35,911
Curtis Wright Corp. Cl B	1,960	107,016

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Cymer, Inc.*	1,330	47,228
Diagnostic Products Corp.	800	38,840
Eagle Materials, Inc.	325	39,767
EastGroup Properties, Inc.	570	25,741
Eclipsys Corp.*	2,425	45,905
Filenet Corp.*	800	20,680
Frozen Foods Express Ind.*	5,210	57,466
Gardner Denver Machinery*	2,610	128,673
General Cable Corp.*	6,110	120,367
Genesee & Wyoming, Inc. Cl A*	2,005	75,288
Genesis Microchip Corp.*	3,499	63,297
Granite Construction	1,127	40,471
HUB Group, Inc. Cl A*	2,025	71,584
Harmonic, Inc.*	4,050	19,643
Healthcare Services Group	2,190	45,355
Hydril Company*	1,364	85,386
Kennametal, Inc.	2,820	143,933
Kirby Corp.*	2,553	133,190
Komag, Inc.*	1,250	43,325
Labor Ready, Inc.*	1,668	34,728
Landstar System, Inc.	2,733	114,075
Lincoln Electric Holdings	2,090	82,889
Marinemax, Inc.*	1,400	44,198
Matrix Service Co*	460	4,526
Moog, Inc. Cl A*	1,505	42,712
RailAmerica, Inc.*	14,600	160,454
Regal-Beloit Corp.	4,400	155,760
Shaw Group, Inc.*	6,115	177,885
Siligan Holdings, Inc.	4,920	177,710
Texas Industries, Inc.	1,700	84,728
Trico Marine Services, Inc.*	2,350	61,100
Trinity Industries	3,860	170,110
Universal Forest Products	2,290	126,523
Werner Enterprises, Inc.	2,600	51,220
		3,767,104
TECHNOLOGY (14.4%)
3Com Corp.*	6,540	23,544
Activision, Inc.*	4,350	59,769
Adtran, Inc.	1,025	30,484
Akami Technologies*	2,000	39,860

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Andrew Corp.*	3,380	36,267
Anixter International, Inc.	2,460	96,235
Ansys, Inc.*	1,000	42,690
Arris Group, Inc.*	2,900	27,463
Aspen Technology, Inc.*	5,325	41,801
Avocent Corp.*	1,620	44,048
BearingPoint, Inc.*	3,050	23,973
Centillium Communications Inc.	4,208	14,728
Checkpoint Systems*	1,580	38,947
Computer Programs & Systems	1,150	47,645
Credence Systems Corp.*	3,210	22,342
Digital Insight Corporation*	1,375	44,028
Digitas*	1,850	23,162
Electronics For Imaging, Inc.*	2,800	74,508
Entegris, Inc*	2,100	19,782
Fairchild Semiconductor Intl.*	1,410	23,843
Hutchinson Tech*	1,590	45,236
IXYS Corporation*	1,382	16,156
Imation Corp.	1,560	71,869
Informatica Corp.*	2,600	31,200
Integrated Device Tech., Inc.*	4,497	59,270
Intrado, Inc.*	525	12,086
Lecroy Corp.*	4,429	67,719
Lexer Media Inc.*	7,000	57,470
Lojack Corporation*	1,447	34,916
Medics Pharmaceutical Corp.	4,470	143,264
Microsemi Corp.*	5,200	143,832
Neustar, Inc. Cl A*	1,400	42,686
Palm, Inc.*	1,740	55,332
Parametric Technology Corp.*	9,494	57,913
Perot Systems Corp. Cl A*	2,560	36,198
Powerwave Technologies, Inc.*	1,800	22,626
Quest Software, Inc.*	1,625	23,709
RF Micro Devices*	9,000	48,690
Red Hat, Inc.*	2,475	67,419
SPSS, Inc.*	1,800	55,674
Secure Computing Corp.*	7,450	91,337
Sigmatel, Inc*	900	11,790
Skyworks Solutions, Inc.*	13,590	69,173
Sonosite, Inc.*	1,785	62,493

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Tibco Software, Inc.*	6,750	50,422
ValueClick , Inc.*	4,350	78,778
Varian Semiconductor Equip.*	2,170	95,327
Viasat, Inc.*	3,479	92,993
Wabtech	4,430	119,166
Websense, Inc.*	809	53,102
aQuantive, Inc.*	1,890	47,703
		2,640,668
TELECOMMUNICATIONS (1.0%)
CT Communications, Inc.	2,360	28,650
Tekelec*	7,060	98,134
Valor Communications Group	5,320	60,648
		187,432
UTILITIES (2.3%)
Avista Corp.	2,310	40,910
EPIQ Systems, Inc.*	1,490	27,625
PNM Resources, Inc.	5,365	131,389
Sierra Pacific Resources*	8,130	106,015
Southwestern Energy Co.*	975	35,042
Westar Energy, Inc.	3,970	85,354
		426,335

TOTAL COMMON STOCKS (Cost: $14,898,364) 93.0%		17,025,075

* Non-income producing security.

	Shares	Value($)
PREFERRED STOCK:
FINANCIAL (0.4%)
Quanta Capital Holdings	2,690	67,250

TOTAL PREFERRED STOCK (Cost: $67,250) 0.4%		67,250

	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.5%)
GSC Capital Corp	7.25	07/15/10	90,000	90,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000) 0.5%				90,000

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.8%)
Federal National Mtge. Assoc.	3.25	01/03/06	1,060,000	1,059,713

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,059,713) 5.8%				1,059,713

TEMPORARY CASH INVESTMENTS ** (Cost: $10,700) 0.0% (b)				10,700

TOTAL INVESTMENTS (Cost: $16,126,027) 99.7%				18,252,738

OTHER NET ASSETS0.3%				57,771

NET ASSETS 100.0%				$18,310,509

(b) Less than 0.05%.

**          The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 30, 2005 was 3.79%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.8%)
U.S. Treasury Note	AAA	3.00	11/15/07	700,000	682,555
U.S. Treasury Note	AAA	4.63	05/15/06	500,000	500,508
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,509,348
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,452,072
					4,144,483

U.S. GOVERNMENT AGENCIES (60.2%)
MORTGAGE-BACKED OBLIGATIONS (36.2%)
FHLMC	AAA	8.00	07/15/06	3,228	3,223
FHLMC	AAA	5.00	06/15/17	500,000	498,487
FHLMC	AAA	4.00	10/15/26	750,000	723,847
FNMA	AAA	8.00	03/01/31	15,454	16,508
FNMA	AAA	7.50	06/01/31	14,878	15,592
FNMA	AAA	7.00	09/01/31	23,754	24,797
FNMA	AAA	7.00	11/01/31	45,985	48,003
FNMA	AAA	7.50	02/01/32	51,169	53,606
FNMA	AAA	6.00	03/01/32	88,000	89,037
FNMA	AAA	7.00	04/01/32	78,521	81,941
FNMA	AAA	6.00	04/01/32	66,148	66,890
FNMA	AAA	6.50	04/01/32	56,655	58,226
FNMA	AAA	6.00	04/01/32	49,566	50,121
FNMA	AAA	7.50	04/01/32	21,852	22,890
FNMA	AAA	8.00	04/01/32	11,976	12,792
FNMA	AAA	8.00	04/01/32	7,128	7,613
FNMA	AAA	6.00	05/01/32	68,942	69,714
FNMA	AAA	6.50	05/01/32	76,740	78,868
FNMA	AAA	6.50	05/01/32	74,079	76,133
FNMA	AAA	7.50	06/01/32	19,517	20,445
FNMA	AAA	7.00	06/01/32	12,776	13,332
FNMA	AAA	6.50	07/01/32	93,812	96,414
FNMA	AAA	6.00	05/01/33	448,853	453,539
FNMA	AAA	5.00	06/01/33	537,747	522,916
FNMA	AAA	5.50	07/01/33	359,965	357,326
FNMA	AAA	5.50	09/01/33	218,795	217,190
FNMA	AAA	5.50	10/01/33	493,084	489,468
FNMA	AAA	5.00	11/01/33	682,821	663,989
FNMA	AAA	5.50	03/01/34	199,880	198,414
FNMA	AAA	5.00	03/01/34	199,053	193,563

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.50	03/01/34	120,623	119,739
FNMA	AAA	5.00	04/01/34	249,232	241,978
FNMA	AAA	5.00	04/01/34	155,925	151,386
FNMA	AAA	4.50	05/01/34	175,807	165,949
FNMA	AAA	4.50	06/01/34	343,405	324,149
FNMA	AAA	5.50	07/01/34	360,639	357,453
FNMA	AAA	6.50	07/01/34	287,696	295,151
FNMA	AAA	5.50	09/01/34	1,206,816	1,196,154
FNMA	AAA	6.00	09/01/34	519,905	524,821
FNMA	AAA	6.50	09/01/34	194,846	199,894
FNMA	AAA	5.50	09/01/34	1,130,555	1,120,567
FNMA	AAA	5.50	09/01/34	287,329	284,791
FNMA	AAA	6.00	10/01/34	617,231	623,067
FNMA	AAA	5.50	10/01/34	193,815	192,102
FNMA	AAA	6.00	11/01/34	414,873	418,795
FNMA	AAA	5.50	02/01/35	278,744	276,282
FNMA	AAA	5.12	02/01/35	260,146	257,654
FNMA	AAA	5.50	04/01/35	385,317	381,625
FNMA	AAA	5.00	04/01/35	423,333	410,192
FNMA	AAA	5.00	06/01/35	286,922	278,016
FNMA	AAA	5.50	08/01/35	454,456	450,101
FNMA	AAA	5.00	10/25/15	375,000	373,980
FNMA	AAA	6.50	09/01/16	20,686	21,280
FNMA	AAA	6.50	03/01/17	38,407	39,461
FNMA	AAA	5.50	04/01/17	24,637	24,807
FNMA	AAA	5.50	05/01/17	30,057	30,265
FNMA	AAA	5.50	05/01/17	22,481	22,636
FNMA	AAA	6.50	05/01/17	20,115	20,667
FNMA	AAA	6.50	06/01/17	105,566	108,462
FNMA	AAA	5.50	06/01/17	53,529	53,899
FNMA	AAA	5.00	04/01/18	454,647	450,436
FNMA	AAA	4.50	05/01/18	268,866	262,229
FNMA	AAA	5.00	09/01/18	210,468	208,519
FNMA	AAA	4.50	12/01/18	220,879	215,427
FNMA	AAA	4.50	02/01/19	118,624	115,607
FNMA	AAA	4.00	05/01/19	392,798	375,530
FNMA	AAA	4.50	05/01/19	330,982	322,565

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	4.50	06/01/19	684,607	667,196
FNMA	AAA	4.50	06/01/19	355,644	346,599
FNMA	AAA	5.50	09/01/19	162,819	163,885
FNMA	AAA	5.00	10/01/20	491,024	485,797
FNMA	AAA	5.00	09/01/35	496,043	480,644
FNMA	AAA	5.00	12/01/20	398,963	394,716
FNMA	AAA	5.50	11/01/35	394,726	390,943
FNMA	AAA	5.00	09/01/20	245,015	242,407
FNMA	AAA	5.50	08/01/25	430,524	429,626
GNMA (2)	AAA	6.50	04/15/31	8,081	8,445
GNMA (2)	AAA	7.00	05/15/31	25,978	27,274
GNMA (2)	AAA	7.00	09/15/31	10,469	10,990
GNMA (2)	AAA	7.00	09/15/31	2,324	2,439
GNMA (2)	AAA	6.50	10/15/31	37,892	39,604
GNMA (2)	AAA	6.50	12/15/31	11,195	11,700
GNMA (2)	AAA	6.50	05/15/32	11,384	11,894
GNMA (2)	AAA	7.00	05/15/32	9,973	10,469
GNMA (2)	AAA	6.27	10/16/27	2,000,000	2,118,313
					21,983,461
NON-MORTGAGE-BACKED OBLIGATION (24.0%)
FFCB	AAA	2.88	06/29/06	500,000	495,862
FHLB	AAA	4.88	08/16/10	1,000,000	994,284
FHLMC	AAA	4.38	07/17/15	1,500,000	1,450,325
FHLMC	AAA	5.20	03/05/19	3,000,000	2,927,739
FNMA	AAA	4.25	07/15/07	1,000,000	992,551
FNMA	AAA	3.25	01/15/08	3,000,000	2,914,329
FNMA	AAA	3.25	02/15/09	1,250,000	1,197,265
FNMA	AAA	4.20	12/26/13	2,000,000	1,985,864
FNMA	AAA	4.13	04/15/14	1,650,000	1,573,427
					14,531,646
BASIC MATERIALS (2.5%)
International Paper Co.	BBB	4.25	01/15/09	250,000	242,632
Monsanto Co.	A-	4.00	05/15/08	250,000	244,634
PolyOne Corp.	B+	7.50	12/15/15	250,000	228,125
Praxair, Inc.	A-	6.90	11/01/06	500,000	507,780
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	264,488
					1,487,659

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (5.6%)
Belo Corporation	BBB	8.00	11/01/08	250,000	265,574
Caterpillar Finance Svc.	A	2.63	01/30/07	250,000	244,245
Coors Brewing Co	BBB	6.38	05/15/12	250,000	264,920
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	250,000	240,924
Daimlerchrysler	BBB	4.05	06/04/08	100,000	97,350
Dow Jones & Co.	A-	3.88	02/15/08	100,000	98,028
Fruit of the Loom (1)	NR	7.00	03/15/11	130,862	12,250
Fruit of the Loom (1)	NR	7.38	11/15/23	69,034	7
Kellwood, Co.	BB	7.88	07/15/09	250,000	248,076
May Dept. Stores Co.	BBB	4.80	07/15/09	250,000	246,514
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	488,922
Pulte Homes, Inc.	BBB-	4.88	07/15/09	250,000	244,897
Quebecor World, Inc.	BB	4.88	11/15/08	250,000	237,488
Scholastic Corp.	BBB-	5.00	04/15/13	250,000	230,018
Stanley Works	A	3.50	11/01/07	250,000	244,043
Target Corp.	A+	5.38	06/15/09	250,000	253,682
					3,416,938
CONSUMER, NON-CYCLICAL (1.6%)
Coca-Cola Enterprises	A	2.50	09/15/06	250,000	245,677
General Mills, Inc.	BBB+	2.63	10/24/06	250,000	244,809
Kellogg Co.	BBB+	2.88	06/01/08	250,000	238,192
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	266,069
					994,747
ENERGY (1.2%)
Anadarko Petroleum	BBB+	3.25	05/01/08	250,000	240,755
Cooper Cameron Corp.	BBB+	2.65	04/15/07	250,000	241,716
Ocean Energy, Inc.	BBB	4.38	10/01/07	250,000	247,166
					729,637
FINANCIAL (13.6%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	239,590
American Honda Finance	A+	3.85	11/06/08	250,000	243,236
Berkshire Hathaway Finance	AAA	4.20	12/15/10	250,000	242,032
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	240,835
CIT Group Hldgs., Inc.	A	2.88	09/29/06	250,000	246,528
Capital One Bank	BBB	5.75	09/15/10	250,000	255,962
CenterPoint PPTS	BBB	5.25	07/15/11	250,000	247,168
Colonial Properties Trust	BBB-	4.80	04/01/11	200,000	193,046
Deere Capital Corp.	A-	3.90	01/15/08	500,000	490,209

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
Developers Diversified Realty	BBB	5.00	05/03/10	200,000	197,054
First Horizon Mtge. Trust	AAA	5.00	06/25/33	672,440	667,655
First Tennessee Natl. Bank	BBB+	4.50	05/15/13	500,000	477,059
FleetBoston Financial Group	AA-	3.85	02/15/08	250,000	245,063
Ford Motor Credit Co.	BB+	7.38	10/28/09	250,000	221,722
GE Capital Corp.	AAA	5.45	01/15/13	500,000	512,169
General Motor Acceptance Corp.	BB	0.00	12/01/12	500,000	284,472
Goldman Sachs Group, Inc.	A+	3.88	01/15/09	250,000	242,689
Lehman Brothers Hldgs.	A+	4.00	01/22/08	250,000	245,860
Markel Corp.	BBB-	6.80	02/15/13	150,000	157,772
Markel Corp.	BBB-	7.00	05/15/08	100,000	103,679
National City Bank	A+	3.38	10/15/07	250,000	243,456
Natl Rural Utls. Coop.	A+	3.88	02/15/08	250,000	244,616
Northern Trust Co.	AA-	2.88	12/15/06	250,000	245,199
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	265,060
SLM Corp.	A	4.00	01/15/09	250,000	243,283
Shurgard Storage Centers, Inc.	BBB-	7.75	02/22/11	250,000	273,802
Textron Finance Corp.	A-	2.69	10/03/06	250,000	246,227
US Bank NA	AA-	2.85	11/15/06	250,000	245,875
Union Planters Bank	A+	5.13	06/15/07	250,000	250,660
Wells Fargo & Company	AA-	3.50	04/04/08	250,000	242,920
					8,254,898
HEALTHCARE (0.8%)
UnitedHealth Group	A	3.38	08/15/07	250,000	244,332
Wyeth	A	5.50	03/15/13	250,000	253,442
					497,774
INDUSTRIAL (3.2%)
Bunge, Ltd.	BBB	5.35	04/15/14	250,000	247,274
Comcast Cable Communications	BBB+	6.20	11/15/08	250,000	256,634
Deluxe Corp.	BBB+	3.50	10/01/07	250,000	238,485
Donnelley R.R. & Sons	A-	4.95	04/01/14	250,000	233,417
Lafarge Corp.	BBB	6.50	07/15/08	200,000	205,980
Seariver Maritime	AAA	0.00	09/01/12	1,000,000	724,748
					1,906,538
TECHNOLOGY (0.4%)
Arrow Electronics	BBB-	6.88	06/01/18	250,000	265,551

	Rating	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
TELECOMMUNICATIONS (0.8%)
Nextel Communications, Inc.	A-	5.25	01/15/10	250,000	249,688
Verizon Global	A+	4.00	01/15/08	250,000	245,185
					494,873
UTILITIES (1.6%)
Kinder Morgan	BBB	5.15	03/01/15	250,000	242,878
Pepco Holdings, Inc.	BBB	4.00	05/15/10	200,000	189,931
Telecom de Puerto Rico	BBB+	6.80	05/15/09	250,000	259,773
Virginia Elect.& Pwr.	BBB	4.50	12/15/10	250,000	243,756
					936,338

TOTAL LONG-TERM DEBT SECURITIES (Cost: $61,046,824) 98.3%					59,644,543

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.5%)
Federal National Mtge. Assoc.	3.25	01/03/06	280,000	279,924

COMMERCIAL PAPER (0.4%)
XTRA, Inc.	4.33	01/11/06	255,000	254,662

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $534,586) 0.9%				534,586

TOTAL INVESTMENTS (Cost: $61,581,410) 99.2%				60,179,129

OTHER NET ASSETS0.8%				493,707

NET ASSETS 100.0%				$60,672,836

Abbreviations:     FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

NR = Issue not rated by S&P/Moody’s

(1)          Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing. Issue is carried at fair value.

(2)          U. S. Government guaranteed security.

The total value of investments not rated and/or below-investment grade as a percentage of the Fund’s total investments as of December 31, 2005 is 2.1%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

DECEMBER 31, 2005

				Face
	Rating*	Rate(%)	Maturity	Amount($ )	Value($ )
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (38.2%)
FHLB	AAA	4.19	01/27/06	470,000	468,517
FHLMC	AAA	4.05	01/03/06	2,700,000	2,699,083
FHLMC	AAA	4.03	01/03/06	2,403,000	2,402,188
FHLMC	AAA	4.19	01/24/06	700,000	698,037
FHLMC	AAA	4.18	01/24/06	500,000	498,601
FHLMC	AAA	4.20	02/01/06	1,408,000	1,402,729
FHLMC	AAA	4.20	02/01/06	1,370,000	1,364,868
FNMA	AAA	4.03	01/04/06	4,995,000	4,992,751
FNMA	AAA	4.05	01/04/06	2,284,000	2,282,967
FNMA	AAA	4.04	01/04/06	1,685,000	1,684,239
FNMA	AAA	4.08	01/11/06	1,100,000	1,098,622
FNMA	AAA	4.20	01/25/06	1,000,000	997,075
FNMA	AAA	4.18	01/25/06	200,000	199,417
FNMA	AAA	4.21	01/25/06	141,000	140,587
FNMA	AAA	4.22	01/26/06	400,000	398,777
FNMA	AAA	4.20	02/01/06	784,000	781,064
FNMA	AAA	4.23	02/01/06	600,000	597,738
FNMA	AAA	4.23	02/02/06	863,000	859,645
FNMA	AAA	4.23	02/24/06	2,000,000	1,987,073
FNMA	AAA	4.23	03/01/06	1,040,000	1,032,545
FNMA	AAA	4.27	03/08/06	2,500,000	2,479,815
					29,066,338

COMMERCIAL PAPER (61.7%)
7-Eleven, Inc.	A1+/P1	4.25	01/03/06	1,300,000	1,299,539
7-Eleven, Inc.	A1+/P1	4.25	01/19/06	900,000	897,979
Alabama Power Company	A1/P1	4.25	01/18/06	1,100,000	1,097,661
Alabama Power Company	A1/P1	4.21	01/10/06	1,060,000	1,058,757
American Express Credit Corp.	A1/P1	4.13	01/06/06	975,000	974,325
American Express Credit Corp.	A1/P1	4.15	01/05/06	725,000	724,580
American Express Credit Corp.	A1/P1	4.26	01/31/06	174,000	173,361
Anheuser Busch	A1/P1	4.00	01/03/06	2,200,000	2,199,267
Becton Dickinson & Co.	A1/P1	4.25	01/27/06	1,350,000	1,345,688
Becton Dickinson & Co.	A1/P1	4.25	01/26/06	589,000	587,192
Caterpillar, Inc.	A1/P1	4.05	01/03/06	1,200,000	1,199,595
Caterpillar, Inc.	A1/P1	4.25	01/09/06	1,000,000	998,937
Colgate-Palmolive Corp	A1+/P1	4.18	01/26/06	2,200,000	2,193,358
Executive Jets, Inc.	A1+/P1	4.20	01/17/06	2,200,000	2,195,623
Gannett Co., Inc.	A1/P1	4.25	01/27/06	2,200,000	2,192,973
General Electric Capital Corp.	A1+/P1	4.28	02/03/06	750,000	746,959
General Electric Capital Corp.	A1+/P1	4.13	01/03/06	700,000	699,758
General Electric Capital Corp.	A1+/P1	4.18	01/17/06	500,000	499,008
General Electric Capital Corp.	A1+/P1	4.32	02/10/06	200,000	199,014
Hershey Foods	A1/P1	4.24	02/13/06	1,700,000	1,691,189
Kimberly Clark	A1+/P1	4.12	01/03/06	2,200,000	2,199,245
Medtronic, Inc.	A1+/P1	4.25	01/18/06	2,200,000	2,195,318
Minnesota Mining & Mfg. Co.	A1+/P1	4.25	01/26/06	289,000	288,112
National Rural Utilities	A1/P1	4.26	01/19/06	1,700,000	1,696,171
National Rural Utilities	A1/P1	4.23	01/06/06	500,000	499,646

				Face
	Rating*	Rate(%)	Maturity	Amount($ )	Value($ )
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d.)
Nestle Capital Corp.	A1+/P1	4.12	01/09/06	350,000	349,637
Nestle Capital Corp.	A1+/P1	4.18	01/27/06	1,200,000	1,196,228
Nestle Capital Corp.	A1+/P1	4.12	01/13/06	600,000	599,103
New Jersey Natural Gas	A1/P1	4.24	01/10/06	789,000	788,070
New Jersey Natural Gas	A1/P1	4.19	01/03/06	600,000	599,790
New Jersey Natural Gas	A1/P1	4.30	01/04/06	484,000	483,769
New Jersey Natural Gas	A1/P1	4.40	01/04/06	327,000	326,840
New York Times Co.	A1/P1	4.36	02/28/06	2,200,000	2,184,261
Novartis Finance	A1+/P1	4.15	01/05/06	2,200,000	2,198,732
Pitney Bowes	A1/P1	4.20	01/06/06	700,000	699,510
Procter & Gamble	A1+/P1	4.20	01/04/06	2,200,000	2,198,970
Sherwin Williams	A1/P1	4.30	01/03/06	450,000	449,839
Siemens Capital	A1+/P1	4.11	01/04/06	600,000	599,724
Washington Gas Light Co.	A1/P1	4.28	02/07/06	1,253,000	1,247,329
Washington Gas Light Co.	A1/P1	4.30	02/10/06	643,000	639,845
Washington Gas Light Co.	A1/P1	4.30	02/07/06	304,000	302,618
XTRA, Inc.	A1+/P1	4.30	01/12/06	930,000	928,665
XTRA, Inc.	A1+/P1	4.29	01/17/06	555,000	553,874
XTRA, Inc.	A1+/P1	4.32	01/20/06	430,000	428,967
XTRA, Inc.	A1+/P1	4.30	01/10/06	286,000	285,658
					46,914,684

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $75,981,441) 99.9%					75,981,022

OTHER NET ASSETS 0.1%					52,472

NET ASSETS 100.0%					$76,033,494

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

*	Ratings as per Standard & Poor’s Corporation.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a)	(1)) Not applicable – The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

	(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

	Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: February 28, 2006

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: February 28, 2006